UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23846

Redwood Private Real Estate Debt Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (414) 299-2270

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and Address of Agent for Service)

Copies to:

Joshua B. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

215-988-2700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

Semi-Annual Report

June 30, 2025 (Unaudited)

CREMX | Redwood Private Real Estate Debt Fund

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Private Real Estate Debt Fund (the "Fund"). Such offering is made only by prospectus, which includes details as to the Fund's offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Any property shown is for illustrative purposes only and does not imply an actual property held in the Fund.

redwoodim.com/private-debt | 888.570.0805

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments June 30, 2025 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	Commercial Real Estate — 172.1%[1,2]
	Participation Notes — 56.6%
	Condominium Development — 5.6%
10,956,664	3391 – ZDJ W 37, LLC[3]	SOFR1M + 5.50%; floor 9.25%	9.88	3/4/2027	$10,956,664
934,281	3398 – 305 Briny[3]	SOFR1M + 5.25%; floor 10.00%	10.00	9/27/2026	934,281
4,471,596	3399 – Malibu, LLC[3]	SOFR1M + 5.00%; floor 9.00%	9.38	10/30/2026	4,471,596
5,312,590	TL Mosaika, LLC[3]	SOFR1M + 9.69%	14.00	4/30/2026	5,312,590
					21,675,131

	Hospitality — 7.2%
9,918,134	3330 – 3601 Parking, LLC & N Ocean Blvd, LLC[3]	SOFR1M + 5.10%; floor 10.25%	10.25	10/31/2025	9,918,134
12,500,000	3333 – McRopp New York Royal44, LLC[3]	SOFR1M + 5.25%; floor 10.50%	10.50	11/29/2025	12,500,000
5,408,271	3356 – GK West 47th, LLC[3]	SOFR1M + 5.67%; floor 11.00%	11.00	3/7/2026	5,408,271
					27,826,405

	Industrial — 2.2%
1,190,293	3320 – Howell Lendco, LLC[3]	SOFR1M + 5.21%; floor 10.51%	10.51	9/22/2025	1,190,293
1,300,000	3335 – Cromwell Inwood, LLC[3]	SOFR1M + 5.50%; floor 10.83%	10.83	11/27/2025	1,300,000
6,000,000	3394 – Sunnyvale Park Place & Commons[3]	SOFR1M + 5.00%; floor 9.00%	9.38	9/17/2027	6,000,000
					8,490,293

	Mixed Use Development — 20.3%
2,942,374	3340 – San Antonio Palo Alto, LLC[3]	SOFR1M + 6.20%; floor 11.50%	11.50	12/15/2025	2,942,374
6,590,000	3349 – Hillcrest Cedar Property Owner, LLC[3]	SOFR1M + 5.75%; floor 10.75%	10.75	1/9/2026	6,590,000
14,500,000	3354 – L Island City, LLC[3]	SOFR1M + 5.25%; floor 10.25%	10.25	2/22/2026	14,500,000
3,806,482	3358 – 123 Speer Owner, LP3	SOFR1M + 5.25%; floor 10.25%	10.25	3/19/2026	3,806,482
41,000,000	3368 – Carlisle New York Apartments, LLC[3]	SOFR1M + 6.20%; floor 10.25%	10.63	5/8/2026	41,000,000
2,500,000	3372 – 3151 NF Owner, LLC[3]	SOFR1M + 5.25%; floor 10.57%	10.57	6/5/2026	2,500,000
7,359,092	TL Pepperell Mill, LLC	SOFR1M + 15.83%	19.72	12/23/2026	7,359,092
					78,697,948
	Multifamily — 10.7%
3,470,000	3303 – 150 Lefferts Ave./55 East 21st Street[3]	SOFR1M + 5.20%; floor 10.00%	10.00	5/1/2025	3,470,000
12,400,000	3344 – 1600 North 11, LLC[3]	SOFR1M + 5.50%; floor 10.75%	10.75	7/26/2025	12,400,000
4,000,000	3359 – Nalskihouse MT, LLC[3]	SOFR1M + 5.68%; floor 11.00%	11.00	3/22/2026	4,000,000
3,500,000	3360 – JC Roxy, LLC[3]	SOFR1M + 5.25%; floor 10.58%	10.58	3/22/2026	3,500,000

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) June 30, 2025 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
11,500,000	3371 – Greyhawk SSOF Ruckus Lend, LLC[3]	SOFR1M + 5.00%; floor 9.50%	9.50	5/10/2026	$11,500,000
6,566,202	3407 – 57 Canton Place[3]	SOFR1M + 5.39%; floor 10.00%	10.00	12/23/2026	6,566,202
					41,436,202

	Office — 1.0%
4,000,000	3341 – Ferncroft, LLC[3]	SOFR1M + 5.25%; floor 10.50%	10.50	12/18/2025	4,000,000

	Predevelopment — 5.9%
1,000,000	3378 – Bancroft Cedar Property Owner, LLC[3]	SOFR1M + 5.75%; floor 10.74%	10.74	7/3/2026	1,000,000
2,900,000	3397 – 33 Alhambra Circle[3]	SOFR1M + 5.20%; floor 10.54%	10.54	9/20/2025	2,900,000
3,827,634	3403 – Nash Street Property Associates, LLC[3]	SOFR1M + 5.00%; floor 10.00%	10.00	1/1/2027	3,827,634
3,000,000	3406 – 601 & 621 West Summit Ave. Spruce St.[3]	SOFR1M + 6.05%; floor 10.25%	10.38	1/8/2027	3,000,000
4,631,540	3413 – 700, 706, & 710 Division Street & 714 8th Avenue South[3]	SOFR1M + 7.25%; floor 11.35%	10.25	3/12/2027	4,631,540
4,400,000	3422 – 119, 131, & 137 NW 29th 112, 120, 130, & 138 NW3	SOFR1M + 6.50%; floor 10.50%	10.38	3/21/2027	4,400,000
3,239,069	3434 – 1 Water Street[3]	SOFR1M + 6.75%; floor 11.05%	10.13	4/29/2027	3,239,069
					22,998,243

	Single Family — 3.5%
1,000,000	3326 – Elgny, LLC[3]	SOFR1M + 5.00%; floor 10.25%	10.25	10/6/2025	1,000,000
2,900,220	3383 – Textor Family Holdings, LLC[3]	SOFR1M + 5.25%; floor 10.57%	10.57	11/1/2025	2,900,220
5,792,210	3412 – 105 – 107 Bank Street[3]	SOFR1M + 6.25%; floor 10.62%	10.62	7/24/2026	5,792,210
905,000	3412 – 01 – 105 – 107 Bank Street[3]	SOFR1M + 6.25%; floor 10.62%	10.62	7/24/2026	905,000
3,000,000	3424 – Colony 29 Palm Springs[3]	SOFR1M + 5.70%; floor 10.00%	10.13	4/7/2027	3,000,000
					13,597,430
	Single Family/Multifamily — 0.2%
884,520	3314 – VM Equities #3[3]	SOFR1M + 5.25%; floor 9.75%	9.75	7/28/2025	884,520
	Total Participation Notes (Cost $219,606,172)				219,606,172

	Real Estate Mortgages — 115.5%
	2 – 4 Units — 17.0%
840,000	98322 – 66 Line, LLC[4]	N/A	10.75	10/1/2025	840,000
1,425,000	99183 – 331 N. Olive St. Holding, LLC[5]	N/A	10.00	11/1/2025	1,425,000
1,522,020	99191 – 2204 Conquista Ave. Holding, LLC[5]	N/A	10.00	11/1/2025	1,522,020
1,137,000	101219 – ACE Jaynes, LLC[5]	N/A	9.75	12/1/2025	1,137,000
4,741,822	104356 – RRCap-FA Shingletree, LLC[4]	N/A	9.63	2/1/2026	4,741,822
4,741,822	104357 – RRCap-FA Shingletree, LLC[4]	N/A	9.63	2/1/2026	4,741,822
4,741,822	104358 – RRCap-FA Shingletree, LLC[4]	N/A	9.63	2/1/2026	4,741,822
4,197,917	104359 – RRCap-FA Shingletree, LLC[4]	N/A	9.63	2/1/2026	4,197,917
4,570,253	104360 – RRCap-FA Shingletree, LLC[4]	N/A	9.63	2/1/2026	4,570,253

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) June 30, 2025 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
4,741,821	104361 – RRCap-FA Shingletree, LLC[4]	N/A	9.63	2/1/2026	$4,741,821
3,825,580	104362 – RRCap-FA Shingletree, LLC[4]	N/A	9.63	2/1/2026	3,825,580
4,369,483	104363 – RRCap-FA Shingletree, LLC[4]	N/A	9.63	2/1/2026	4,369,483
4,369,483	104364 – RRCap-FA Shingletree, LLC[4]	N/A	9.63	2/1/2026	4,369,483
780,000	106533 – Eagle OZB I, LP5	N/A	9.13	3/1/2026	780,000
780,000	106536 – Eagle OZB I, LP5	N/A	9.13	3/1/2026	780,000
780,000	106538 – Eagle OZB I, LP5	N/A	9.13	3/1/2026	780,000
286,148	106767 – Torre Projects, LLC[5]	N/A	9.00	8/1/2026	286,148
913,150	111089 – 317 – 319 Laurel Avenue, LLC[4]	N/A	9.43	11/12/2025	913,150
3,543,000	112319 – 1120 Coronado CS, LLC[4]	N/A	8.87	12/1/2025	3,543,000
191,675	112340 – Wivilmi Investments, LLC[4]	N/A	9.10	5/1/2026	191,675
1,591,169	112351 – BV Homes, LLC[4]	N/A	9.17	1/1/2026	1,591,169
1,280,000	113734 – MF Real Estate Investment, LLC[5]	N/A	9.10	7/1/2026	1,280,000
1,344,759	113824 – Caterra Property 3, LLC[4]	N/A	9.04	7/1/2026	1,344,759
1,572,440	114221 – CF 4942 Topanga, LLC[4]	N/A	8.92	9/1/2026	1,572,440
1,003,791	117318 – 662 Granada St., LLC[4]	N/A	8.50	8/1/2026	1,003,791
226,587	118866 – BV Homes LLC[4]	N/A	8.50	3/1/2026	226,587
463,000	120294 – IVCM Holdings, LLC[4]	N/A	8.13	4/1/2026	463,000
221,880	121271 – DK Advantage, LLC[4]	N/A	9.14	11/1/2025	221,880
1,095,000	123488 – IDS Construction Company, LLC[4]	N/A	9.24	6/1/2026	1,095,000
3,300,000	124922 – GS West Coast Investments, LLC[4]	N/A	8.86	4/1/2026	3,300,000
254,970	125124 – 526 NW 15th Terr, LLC[4]	N/A	8.74	1/1/2027	254,970
314,463	125125 – 634 NW 12th Ave, LLC[4]	N/A	8.74	1/1/2027	314,463
60,000	126032 – Charleston Affordable Development Group, LLC[4]	N/A	8.92	1/1/2027	60,000
446,250	126258 – 1124 NW 2nd St., LLC[4]	N/A	8.74	10/1/2026	446,250
313,000	126260 – 805 NW 12th Ave, LLC[4]	N/A	8.74	10/1/2026	313,000
					65,985,305

	Condominium Development — 11.3%
2,960,000	98803 – Moon Equities, LLC[5]	N/A	10.00	11/1/2025	2,960,000
3,465,000	100597 – 2303 Delancey, LLC[5]	N/A	10.63	8/5/2025	3,465,000
3,976,050	102044 – Lian 166 Washington, LLC[5]	N/A	9.25	4/1/2026	3,976,050
165,270	104497 – RSBY Holdings, LLC[4]	N/A	9.69	1/1/2026	165,270
785,000	104677 – Daest, LLC[5]	N/A	9.50	7/1/2026	785,000
1,999,729	106918 – HLPG 406 Midwood, LLC[5]	N/A	8.90	10/1/2025	1,999,729
1,286,190	107595 – Dolphin Shores Investments, LLC[5]	N/A	9.00	2/1/2026	1,286,190
46,805	107891 – 10225 Investments, LLC[4]	N/A	9.12	6/1/2026	46,805
1,385,000	108203 – Kirkland 7, LLC[4]	N/A	8.92	6/1/2026	1,385,000
2,082,217	109192 – BV Homes, LLC[5]	N/A	8.90	10/1/2025	2,082,217
2,308,431	109322 – 3A Parc, LLC[5]	N/A	8.90	4/1/2026	2,308,431
3,000,000	110003 – 791 Crandon Holding 707, LLC[5]	N/A	8.90	10/1/2026	3,000,000
1,538,130	110011 – Dolphin Shores Investments, LLC[5]	N/A	9.00	2/1/2026	1,538,130
287,000	112735 – Hyde L303, LLC[5]	N/A	9.00	5/1/2026	287,000
420,000	112961 – Veluva, LLC[4]	N/A	9.06	12/1/2026	420,000
602,000	114713 – MG Property Group 2, LLC[4]	N/A	8.98	7/1/2026	602,000
1,111,000	115378 – Buza Family Trust, LLC[4]	N/A	8.73	7/1/2026	1,111,000
1,740,976	116028 – 12 Geneva St, LLC[4]	N/A	9.17	7/1/2026	1,740,976
2,698,746	117241 – 1813 – 60 Binyan, LLC[4]	N/A	8.92	3/3/2026	2,698,746
734,600	118912 – North Fitzhugh LP, LLC[4]	N/A	8.92	10/1/2026	734,600
647,628	119128 – Burien 10, LLC[4]	N/A	9.05	9/1/2026	647,628

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) June 30, 2025 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
610,378	119132 – Burien 10, LLC[4]	N/A	9.05	9/1/2026	$610,378
569,104	119137 – Burien 10, LLC[4]	N/A	9.05	9/1/2026	569,104
1,462,460	120373 – 46 Fayette, LLC[4]	N/A	8.73	4/1/2027	1,462,460
2,230,555	120964 – 4 – 8 E. Springfield, LLC[5]	N/A	8.50	7/1/2026	2,230,555
684,000	121664 – Platinum Enterprise, LLC[5]	N/A	8.84	8/1/2026	684,000
1,197,687	124118 – MIA Residences, LLC[4]	N/A	8.86	12/1/2026	1,197,687
1,152,372	124121 – MIA Residences, LLC[4]	N/A	8.86	12/1/2026	1,152,372
240,000	125229 – La Sabana, LLC[4]	N/A	8.93	7/1/2027	240,000
260,250	125300 – Andyvale, LLC[4]	N/A	8.74	1/1/2027	260,250
180,000	125337 – Schurman Cottages, LLC[4]	N/A	9.05	1/1/2027	180,000
1,811,250	125694 – Damai Resort Investments, LLC[4]	N/A	8.00	7/1/2026	1,811,250
					43,637,828

	Multifamily — 15.3%
1,600,199	83824 – 2511 NW 25 Ave., LLC[4]	N/A	10.82	11/1/2025	1,600,199
1,638,800	92567 – BSD Drexel, LLC[4]	N/A	10.06	3/1/2025	1,638,800
2,097,012	96228 – 10229 – 10233 Eton Avenue, LLC[4]	N/A	10.00	10/1/2025	2,097,012
2,083,644	96229 – 10229 – 10233 Eton Avenue, LLC[4]	N/A	10.00	10/1/2025	2,083,644
1,704,919	96483 – Affordable Housing Group LTD, LLC[4]	N/A	10.00	6/1/2026	1,704,919
4,078,912	96921 – 514 LA Flor, LLC[4]	N/A	10.13	11/1/2025	4,078,912
1,665,039	98767 – 426 E. 17th St., LLC[5]	N/A	10.13	5/1/2025	1,665,039
1,437,192	98769 – 1292 Beauregard, LLC[5]	N/A	10.00	6/1/2025	1,437,192
1,400,383	98771 – 1292 Beauregard, LLC[5]	N/A	10.00	6/1/2025	1,400,383
3,920,000	100388 – Nash Bami, LLC[4]	N/A	9.75	12/1/2025	3,920,000
4,409,437	101296 – 5700 Clemson, LLC[4]	N/A	10.13	1/1/2026	4,409,437
3,035,308	102111 – Westlake Mountainview, LLC[4]	N/A	10.13	1/1/2026	3,035,308
1,387,000	107081 – Abode Multifamily Opportunity Fund I, LLC[5]	N/A	9.88	9/1/2025	1,387,000
3,609,000	108769 – TRG Inglewood, LLC[5]	N/A	9.00	4/1/2026	3,609,000
1,469,569	117205 – Axon Real Estate Investments, LLC[4]	N/A	8.98	7/1/2026	1,469,569
4,445,057	117439 – Valor Tower, Inc[4]	N/A	9.23	9/1/2026	4,445,057
2,072,000	118242 – Ramsgate Property, LLC[4]	N/A	9.16	4/1/2026	2,072,000
484,253	120680 – 907 Morton St., LLC[4]	N/A	9.91	4/1/2026	484,253
2,865,000	121026 – Sweet Home Advisors, LLC[4]	N/A	8.90	5/1/2026	2,865,000
338,751	121154 – W Baker St. Apts., LLC[4]	N/A	8.84	10/1/2026	338,751
1,650,000	121620 – 2305 Tamarind Drive, LLC[4]	N/A	9.22	11/1/2026	1,650,000
7,200,000	123392 – 429 13th St. NE, LLC[4]	N/A	9.70	6/1/2026	7,200,000
3,245,000	123469 – 5601 Fishburn, LLC[4]	N/A	9.30	6/1/2026	3,245,000
1,512,986	123913 – 30 NW 59 Street Investment, LLC[4]	N/A	9.49	1/1/2027	1,512,986
					59,349,461

	Single Family — 65.5%
2,957,931	91530 – RRCAP-FA Blume Road, LLC[4]	N/A	10.55	1/1/2026	2,957,931
184,597	91574 – A5 International Properties, LLC[4]	N/A	10.31	10/1/2025	184,597
184,923	91575 – A5 International Properties, LLC[4]	N/A	10.31	10/1/2025	184,923
180,925	91576 – A5 International Properties, LLC[4]	N/A	10.31	10/1/2025	180,925
140,052	91577 – A5 International Properties, LLC[4]	N/A	10.31	10/1/2025	140,052
126,435	91578 – A5 International Properties, LLC[4]	N/A	10.31	10/1/2025	126,435
1,688,807	92804 – Dylan Mason Luxury Homes, LLC[5]	N/A	10.12	11/1/2025	1,688,807
39,283	94110 – A5 International Properties, LLC[4]	N/A	10.00	12/17/2025	39,283
143,363	94111 – A5 International Properties, LLC[4]	N/A	10.00	7/1/2025	143,363
139,699	94112 – A5 International Properties, LLC[4]	N/A	10.00	7/1/2025	139,699

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) June 30, 2025 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
118,305	94113 – A5 International Properties, LLC[4]	N/A	10.00	7/1/2025	$118,305
33,811	94114 – A5 International Properties, LLC[4]	N/A	10.00	2/1/2026	33,811
2,616,251	96752 – Rhino Homes, LLC[5]	N/A	9.82	8/1/2025	2,616,251
3,097,718	97931 – 2316 PCDEV, LLC[5]	N/A	10.00	1/1/2026	3,097,718
1,514,008	98104 – Desert Modern Development, LLC[5]	N/A	10.13	3/1/2026	1,514,008
4,614,831	98258 – 1740 PCDEV, LLC[5]	N/A	10.00	11/1/2025	4,614,831
1,006,436	98617 – Lakeview Real Estate Fund, LLC[4]	N/A	9.75	5/1/2026	1,006,436
850,301	98618 – Lakeview Real Estate Fund, LLC[4]	N/A	9.75	5/1/2026	850,301
1,005,436	98619 – Lakeview Real Estate Fund, LLC[4]	N/A	9.75	5/1/2026	1,005,436
1,005,436	98620 – Lakeview Real Estate Fund, LLC[4]	N/A	9.75	5/1/2026	1,005,436
3,997,500	98834 – 1770 Bay Blvd., LLC[5]	N/A	10.13	1/1/2026	3,997,500
2,235,321	99269 – 1688 Sunset Plaza Drive Partners, LLC[4]	N/A	10.07	12/1/2025	2,235,321
480,000	99956 – Mao Developers, LLC[4]	N/A	10.44	11/1/2025	480,000
1,824,899	100356 – NRM Group, LLC[4]	N/A	10.00	5/1/2026	1,824,899
1,104,698	100357 – NRM Group, LLC[4]	N/A	10.00	5/1/2026	1,104,698
2,314,457	100358 – NRM Group, LLC[4]	N/A	10.00	5/1/2026	2,314,457
975,155	100359 – NRM Group, LLC[4]	N/A	10.00	5/1/2026	975,155
250,971	100364 – Brilliant Funding, LLC[4]	N/A	10.00	7/1/2025	250,971
254,371	100369 – Brilliant Funding, LLC[4]	N/A	10.00	7/1/2025	254,371
252,671	100370 – Brilliant Funding, LLC[4]	N/A	10.00	7/1/2025	252,671
227,678	100371 – Brilliant Funding, LLC[4]	N/A	10.00	7/1/2025	227,678
1,204,000	100408 – HARING57, LLC[5]	N/A	10.00	6/1/2025	1,204,000
595,000	100937 – indiePlanet Global, LLC Series 4[5]	N/A	9.50	8/1/2025	595,000
631,400	100939 – indiePlanet Global, LLC Series 4[5]	N/A	9.69	8/1/2025	631,400
1,579,190	101115 – MSR Starglide Canterbury Homes, LLC[5]	N/A	9.19	8/1/2025	1,579,190
2,858,728	101221 – USA Luxury Developer II, Inc.[5]	N/A	10.00	12/1/2025	2,858,728
936,046	101227 – Rhoi Properties, Inc[4]	N/A	10.00	1/1/2026	936,046
540,851	101246 – White Sand Real Estate Solutions, LLC[5]	N/A	10.25	2/1/2026	540,851
539,276	101248 – White Sand Real Estate Solutions, LLC[5]	N/A	10.25	2/1/2026	539,276
1,007,750	101753 – NRI Portfolios, LLC[4]	N/A	10.00	12/1/2025	1,007,750
1,716,201	101808 – Educate Capital, LLC[5]	N/A	10.00	12/1/2025	1,716,201
666,291	101873 – Valentin Construction & Development, LLC[5]	N/A	9.94	7/1/2026	666,291
1,155,921	102093 – Danva Prosper Fontanarosa Homes, LLC[4]	N/A	10.00	6/1/2026	1,155,921
1,308,524	102094 – Danva Prosper Fontanarosa Homes, LLC[4]	N/A	10.00	6/1/2026	1,308,524
1,418,731	102095 – Danva Prosper Fontanarosa Homes, LLC[4]	N/A	10.00	6/1/2026	1,418,731
887,330	102096 – Danva Prosper Fontanarosa Homes, LLC[4]	N/A	10.00	6/1/2026	887,330
1,332,035	102097 – Danva Prosper Fontanarosa Homes, LLC[4]	N/A	10.00	6/1/2026	1,332,035
1,748,895	102126 – 19142 Keswick St., LLC[5]	N/A	10.06	1/1/2026	1,748,895
748,000	102137 – Gill Development, LLC[5]	N/A	9.75	1/1/2026	748,000
51,375	102535 – TRMF & Associates, LLC[4]	N/A	10.13	12/1/2025	51,375
250,000	102696 – 4798 NE 2nd Ave., LLC[4]	N/A	9.56	7/1/2026	250,000
250,000	102697 – 4798 NE 2nd Ave., LLC[4]	N/A	10.00	7/1/2026	250,000
250,000	102698 – 4798 NE 2nd Ave., LLC[4]	N/A	10.00	7/1/2026	250,000
206,318	103728 – Barcel LLC[4]	N/A	9.88	1/1/2026	206,318
See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) June 30, 2025 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
914,328	103771 – Rhino Homes, LLC[5]	N/A	10.07	1/1/2026	$914,328
908,427	103772 – Rhino Homes, LLC[5]	N/A	10.07	1/1/2026	908,427
895,900	103778 – Erin Maher[5]	N/A	10.13	1/1/2026	895,900
301,205	103790 – Winner Participations, LLC[4]	N/A	9.69	7/1/2026	301,205
375,840	103980 – KPI Equity Holdings I, LLC[5]	N/A	9.69	2/1/2026	375,840
2,297,238	104480 – Elmer Avenue, LLC[5]	N/A	9.81	2/1/2026	2,297,238
1,118,347	105003 – 43 Westwood, LLC[4]	N/A	9.81	8/1/2026	1,118,347
1,434,256	105004 – 43 Westwood, LLC[4]	N/A	9.81	8/1/2026	1,434,256
1,179,685	105005 – 43 Westwood, LLC[4]	N/A	9.81	8/1/2026	1,179,685
1,194,601	105006 – 43 Westwood, LLC[4]	N/A	9.81	8/1/2026	1,194,601
1,574,068	105178 – Efrain Hendy Zaga and Denisse Esquenazi Opatowski[5]	N/A	9.25	8/1/2026	1,574,068
2,046,721	105243 – GT Three, LLC[4]	N/A	9.62	8/1/2025	2,046,721
2,204,439	105247 – GT Three, LLC[4]	N/A	9.54	11/1/2025	2,204,439
1,314,587	105261 – SeaScape Homes, LLC[5]	N/A	9.00	4/1/2026	1,314,587
1,235,000	105366 – Rhino Homes, LLC[5]	N/A	9.50	2/1/2026	1,235,000
259,000	105459 – Oleduga, LLC[5]	N/A	9.63	8/1/2026	259,000
2,100,000	105880 – B Cove Investments, LLC[5]	N/A	9.13	3/1/2026	2,100,000
299,464	106039 – Moonlighting Property Investment, LLC[5]	N/A	9.94	2/1/2026	299,464
624,592	107094 – Grande Vita Homes, LLC[4]	N/A	9.43	2/1/2026	624,592
358,000	107180 – 902 8th St., LLC[4]	N/A	9.50	2/1/2026	358,000
466,506	107654 – Cardinal Capital Investment Group, LLC[5]	N/A	9.00	10/1/2025	466,506
1,399,000	107836 – Mahi Mahi 935, LLC[5]	N/A	9.50	3/1/2026	1,399,000
179,496	107845 – Keys of Tomorrow, LLC[5]	N/A	9.06	3/1/2026	179,496
2,410,324	107884 – Blake Development of the Palm Beaches, LLC[4]	N/A	9.35	2/1/2027	2,410,324
102,850	107997 – Mercado Rodriguez, LLC[4]	N/A	9.38	3/1/2026	102,850
1,820,000	108077 – Fifth Avenue Wyn, LLC[4]	N/A	8.98	3/1/2026	1,820,000
1,516,381	108167 – Lime Builders, LLC[5]	N/A	9.00	10/1/2026	1,516,381
1,607,839	108184 – Osprey Ocean, LLC[4]	N/A	9.18	6/1/2026	1,607,839
2,059,711	108252 – Hurricane Construction, Inc[5]	N/A	9.00	11/1/2025	2,059,711
1,371,406	108299 – WTM Construction Inc.[5]	N/A	8.90	4/1/2026	1,371,406
1,706,058	108301 – WTM Construction Inc.[5]	N/A	9.00	4/1/2026	1,706,058
1,731,262	108767 – 2717 NE 29th Street, LLC[4]	N/A	8.90	4/1/2026	1,731,262
2,413,684	108872 – Addison Hesby, LLC[4]	N/A	8.87	3/1/2026	2,413,684
212,722	109030 – VLC Construction & Design, LLC[5]	N/A	9.19	4/1/2026	212,722
389,270	109196 – Nexo Investors, LLC[5]	N/A	9.00	5/1/2026	389,270
375,164	109339 – Scott Springs Assets, LLC[5]	N/A	9.19	5/1/2026	375,164
1,079,532	109398 – 1515 Blake, LLC[5]	N/A	9.00	5/1/2026	1,079,532
1,078,858	109399 – 1515 Blake, LLC[5]	N/A	9.00	5/1/2026	1,078,858
566,000	109448 – Kent 9, LLC[4]	N/A	8.98	9/1/2026	566,000
566,000	109450 – Kent 9, LLC[4]	N/A	8.98	9/1/2026	566,000
289,107	109696 – Loma Alta 10, LLC[4]	N/A	9.68	6/1/2026	289,107
289,107	109697 – Loma Alta 10, LLC[4]	N/A	9.68	6/1/2026	289,107
289,107	109703 – Loma Alta 10, LLC[4]	N/A	9.68	6/1/2026	289,107
289,107	109704 – Loma Alta 10, LLC[4]	N/A	9.68	6/1/2026	289,107
854,354	109798 – JH1 Realty Inc[5]	N/A	8.90	10/1/2025	854,354
312,900	109837 – Gramm Ventures, LLC[5]	N/A	9.13	11/1/2025	312,900
3,176,834	110150 – Black Marlin Group, LLC[4]	N/A	8.90	4/1/2026	3,176,834
1,550,056	110234 – Mcdonie Properties, LLC[4]	N/A	8.92	4/1/2026	1,550,056
2,318,508	110342 – Bravo Builders Enterprises, LLC[4]	N/A	9.29	8/1/2026	2,318,508

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) June 30, 2025 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
1,578,715	110465 – TJR Development Inc.[4]	N/A	9.06	6/1/2026	$1,578,715
1,551,965	110811 – 8935 Froude Ave, LLC[4]	N/A	9.12	12/1/2026	1,551,965
1,235,600	110815 – DaVinci Development, LLC[4]	N/A	9.56	5/1/2026	1,235,600
1,426,191	110820 – JT Real Estate Capital Group, LLC[4]	N/A	8.98	5/1/2026	1,426,191
1,235,117	111076 – Twenty, LLC[4]	N/A	9.06	5/1/2026	1,235,117
937,760	111108 – Vesta Investments, LLC[5]	N/A	9.00	5/1/2026	937,760
425,161	111141 – Estela Specs 7, LLC[5]	N/A	9.19	5/1/2026	425,161
617,865	111792 – 88th Street Homes, LLC[4]	N/A	9.48	7/1/2026	617,865
216,450	111801 – Ronpache Investments and Trade, LLC[4]	N/A	9.18	6/1/2026	216,450
1,054,794	111834 – Red Cedar Development, LLC[4]	N/A	8.87	11/1/2026	1,054,794
2,516,669	111866 – Colfax District, LLC[4]	N/A	8.87	6/1/2026	2,516,669
197,300	111894 – Up Ruiz Investments, LLC[4]	N/A	9.29	7/1/2026	197,300
888,811	111941 – 2k Development, LLC[4]	N/A	9.25	6/1/2026	888,811
3,109,545	112068 – Dwell LA, LLC[4]	N/A	8.79	7/1/2026	3,109,545
4,975,000	112080 – IEG Pioche, LLC[4]	N/A	8.72	3/1/2026	4,975,000
427,399	112135 – Twenty, LLC[4]	N/A	9.06	5/1/2026	427,399
2,211,464	112350 – JH1 Realty Inc.[5]	N/A	8.87	12/1/2025	2,211,464
1,545,161	112430 – 31 Edward, LLC[4]	N/A	8.73	1/16/2026	1,545,161
427,399	112549 – Twenty, LLC[4]	N/A	9.06	5/1/2026	427,399
942,667	112558 – 44th Ave Developers, LLC[4]	N/A	8.87	5/1/2026	942,667
1,077,333	112559 – 44th Ave Developers, LLC[4]	N/A	8.87	5/1/2026	1,077,333
2,044,952	112598 – Villa Bello At Zona, LLC[4]	N/A	9.12	12/1/2026	2,044,952
1,219,878	112599 – Villa Bello At Zona, LLC[4]	N/A	9.12	12/1/2026	1,219,878
280,755	112724 – Mosin Properties, LLC[4]	N/A	9.25	12/1/2025	280,755
390,000	113395 – Del Invest BC2, LLC[4]	N/A	9.17	7/1/2026	390,000
2,986,076	113656 – HAR Carmel, LLC[4]	N/A	8.71	7/1/2026	2,986,076
1,408,461	113657 – Assemble Capital Manager, LLC[4]	N/A	8.87	12/1/2025	1,408,461
3,119,060	113965 – JulianMore, LLC[4]	N/A	8.73	8/1/2026	3,119,060
1,999,263	114043 – 5913 Lubao Ave, LLC[4]	N/A	8.73	7/1/2026	1,999,263
1,148,181	114069 – 4940 Cherry, LLC[4]	N/A	9.04	6/1/2026	1,148,181
1,326,312	114071 – 3144 Elizabeth, LLC[4]	N/A	8.85	7/1/2026	1,326,312
564,573	114193 – 541 Normandy 2024, LLC[4]	N/A	8.79	6/1/2026	564,573
335,197	114219 – AMS Home Invest, LLC[4]	N/A	8.73	7/1/2026	335,197
1,311,964	114305 – 15440 Dickens, LLC[4]	N/A	8.50	7/1/2026	1,311,964
1,552,500	114307 – BellaB Real Estate, LLC[4]	N/A	8.00	1/1/2026	1,552,500
596,613	114521 – 599 Bayshore 2024, LLC[4]	N/A	8.73	7/1/2026	596,613
1,403,623	114694 – BH Magic Investments, LLC[4]	N/A	8.71	7/1/2026	1,403,623
198,375	114901 – Torre Projects, LLC[4]	N/A	8.97	7/1/2026	198,375
188,123	114902 – Torre Projects, LLC[4]	N/A	8.97	7/1/2026	188,123
879,114	114909 – Loitzk Batim 930, LLC[4]	N/A	8.92	7/1/2026	879,114
879,114	114913 – Loitzk Batim 930, LLC[4]	N/A	8.92	1/1/2027	879,114
1,175,289	114914 – Loitzk Batim 930, LLC[4]	N/A	8.92	7/1/2026	1,175,289
789,014	114920 – Loitzk Batim 930, LLC[4]	N/A	8.92	1/1/2026	789,014
829,960	114921 – Mayar International, LLC[4]	N/A	8.71	6/1/2026	829,960
1,527,690	115004 – 2k Development, LLC[4]	N/A	9.17	8/1/2026	1,527,690
4,080,000	115005 – 125 Lee Street, LLC[4]	N/A	9.11	3/1/2026	4,080,000
2,812,500	115011 – 4115 Shadyglade, LLC[5]	N/A	8.68	7/1/2026	2,812,500
680,000	115081 – Macedo Property Development, LLC[4]	N/A	8.85	7/1/2026	680,000
73,500	115108 – Pronghorn Development, LLC[4]	N/A	9.67	2/1/2026	73,500
83,500	115109 – Pronghorn Development, LLC[4]	N/A	9.67	2/1/2026	83,500
459,000	115205 – Westchester Avenue, LLC[4]	N/A	8.86	7/1/2026	459,000

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) June 30, 2025 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
867,298	115231 – Shoreline 940, LLC[4]	N/A	9.04	1/1/2027	$867,298
924,000	115414 – Gallery Terra Lago, LLC[4]	N/A	8.25	4/1/2026	924,000
462,000	115415 – Gallery Terra Lago, LLC[4]	N/A	8.25	4/1/2026	462,000
2,696,308	115417 – Clamhor 2, LLC[4]	N/A	8.92	4/1/2026	2,696,308
1,063,350	115697 – Grey Collective, LLC[5]	N/A	8.98	7/1/2026	1,063,350
382,790	115864 – TVR 2, LLC[4]	N/A	8.71	8/1/2026	382,790
164,554	116301 – Halona Development Group, LLC[4]	N/A	9.17	8/1/2026	164,554
377,817	117082 – Wilton JT, LLC[4]	N/A	9.17	6/1/2026	377,817
486,025	117396 – Cygnus Construction, LLC[4]	N/A	9.04	9/1/2026	486,025
2,475,000	117420 – BJB 1321 Management, LLC[4]	N/A	8.38	3/1/2026	2,475,000
100,007	117421 – Royal Management Group, LLC[4]	N/A	8.79	3/1/2026	100,007
131,250	117664 – Retail Bee, LLC[4]	N/A	8.92	3/1/2026	131,250
2,144,720	117679 – Vault Money Investments, LLC[4]	N/A	8.86	3/1/2026	2,144,720
1,114,650	117712 – RR 2710 Development Group, LLC[4]	N/A	9.17	9/1/2026	1,114,650
12,000	117729 – Built Full Homes, LLC[4]	N/A	9.40	10/1/2026	12,000
58,620	117767 – S&B Building Your Home, LLC[4]	N/A	9.67	9/1/2026	58,620
87,264	117770 – G3 Gomes, LLC[4]	N/A	9.67	8/1/2026	87,264
186,766	117775 – Solid Residences, LLC[4]	N/A	9.67	8/1/2026	186,766
390,200	118026 – Holliday Homes, LLC[4]	N/A	8.97	4/1/2026	390,200
1,215,000	118590 – Carolinas Builders, LLC[4]	N/A	8.68	4/1/2026	1,215,000
1,215,000	118591 – Carolinas Builders, LLC[4]	N/A	8.68	4/1/2026	1,215,000
1,855,750	118708 – O.Rhyan Capital Management, LLC[4]	N/A	8.84	4/1/2026	1,855,750
4,250,644	118766 – Hazen Grp, LLC[4]	N/A	8.25	7/1/2026	4,250,644
733,099	118929 – 842 Meadow Creek, LLC[4]	N/A	8.92	7/1/2026	733,099
1,410,000	119374 – 1909 McMillan LLC[5]	N/A	8.72	4/1/2026	1,410,000
1,896,827	119537 – AJ15305, LLC[4]	N/A	8.86	9/1/2026	1,896,827
185,000	119548 – 15 Carmela Terrace, LLC[5]	N/A	8.50	3/1/2026	185,000
1,502,301	119564 – R.I USA Multiservices, LLC[4]	N/A	9.15	9/1/2026	1,502,301
1,299,719	119622 – Parkside Homes, LLC[4]	N/A	8.91	7/1/2026	1,299,719
127,014	119640 – Valvera Investments, LLC[4]	N/A	9.30	10/1/2026	127,014
333,000	119721 – Fortune Investment Group LLC[4]	N/A	9.03	4/1/2026	333,000
1,232,500	120177 – Grey Collective, LLC[4]	N/A	8.98	10/1/2026	1,232,500
1,181,832	120181 – 75 NW 41 St. Holdings, LLC[4]	N/A	8.97	10/1/2026	1,181,832
167,582	120265 – N&B Real Estate Investment Group, LLC[4]	N/A	8.73	7/1/2026	167,582
1,666,000	120293 – 1812 Hunters Glen, LLC[4]	N/A	9.03	4/1/2026	1,666,000
557,978	120604 – GP Ocala VI, LLC[4]	N/A	8.25	10/1/2026	557,978
1,742,500	120798 – Basad, LLC[4]	N/A	8.72	10/1/2026	1,742,500
1,000,000	120806 – 4848 Fulton, LLC[4]	N/A	8.97	11/1/2026	1,000,000
2,533,104	121021 – Black Marlin Group, LLC[4]	N/A	8.00	10/1/2026	2,533,104
171,208	121256 – Cornest Development, LLC[4]	N/A	9.14	3/1/2026	171,208
98,484	121258 – AD Customs, LLC[4]	N/A	9.14	2/1/2026	98,484
737,432	121259 – GK Capital GP, LLC[4]	N/A	9.14	12/1/2025	737,432
17,250	121261 – Watson Recovery Enterprises, LLC[4]	N/A	9.14	2/1/2026	17,250
102,740	121262 – LLG Enterprises, LLC[4]	N/A	9.14	3/1/2026	102,740
306,166	121264 – Ground-Up Customz, LLC / Empower Estates Customs, LLC[4]	N/A	9.14	3/1/2026	306,166
297,300	121265 – Pelican Equity Partnership, Inc.[4]	N/A	9.14	8/1/2025	297,300
334,789	121266 – Vertex Custom Homes, LLC[4]	N/A	9.14	11/1/2025	334,789
96,250	121267 – Manzaba Property Investments, LLC[4]	N/A	9.14	9/1/2025	96,250

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) June 30, 2025 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
354,539	121268 – Hibernia Investment, LLC[4]	N/A	9.14	5/1/2026	$354,539
226,150	121269 – Aceluxvilla, LLC[4]	N/A	9.14	3/1/2026	226,150
46,375	121270 – MZRCO, LLC[4]	N/A	9.14	8/1/2025	46,375
189,825	121272 – Guatehome & Vas, LLC[4]	N/A	9.14	9/1/2025	189,825
619,181	121280 – Neighborhood Laundromat, LLC[4]	N/A	9.14	7/1/2025	619,181
317,300	121283 – Latin Flooring, LLC[4]	N/A	9.14	3/1/2026	317,300
2,520,000	121644 – BJB 1321 Management, LLC[5]	N/A	8.50	5/1/2026	2,520,000
1,422,000	121901 – Black Star Development, LLC[4]	N/A	8.50	5/1/2026	1,422,000
699,500	121917 – Bidwell Commons Townhomes, LLC[4]	N/A	8.84	10/1/2026	699,500
621,566	121927 – TwoRDZ Alpha Project, LLC[4]	N/A	9.28	11/1/2026	621,566
1,848,750	122126 – Oak View Development, LLC[4]	N/A	8.86	6/1/2026	1,848,750
141,179	122295 – Wolf Contracting, LLC[4]	N/A	9.05	12/1/2026	141,179
1,500,000	122563 – Black Star Development, LLC[4]	N/A	8.50	5/1/2026	1,500,000
1,500,000	122571 – Black Star Development, LLC[4]	N/A	8.50	5/1/2026	1,500,000
114,000	122718 – Dommus Construction Corp.[4]	N/A	8.98	12/1/2026	114,000
275,000	122723 – 3302 Park, LLC[4]	N/A	14.70	4/3/2026	275,000
275,000	122724 – 151 S St. NW, LLC[4]	N/A	14.70	4/3/2026	275,000
447,550	122840 – HHH Rentals, LLC[4]	N/A	9.36	7/1/2026	447,550
505,050	122841 – HHH Rentals, LLC[4]	N/A	9.36	7/1/2026	505,050
1,750,000	123234 – 5225 Connecticut Owner, LLC & WE 5225 Connecticut Ave, LLC[4]	N/A	14.70	7/28/2026	1,750,000
12,960	123238 – Prada Home Ventures, LLC[4]	N/A	9.05	12/1/2026	12,960
251,625	123411 – RKAI Properties, LLC & Baruj Hashem[4]	N/A	8.25	1/1/2027	251,625
1,300,001	123412 – Thirty Seven Sunrise, LLC[4]	N/A	9.24	12/1/2026	1,300,001
42,240	123424 – S&P Construction & Development, LLC[4]	N/A	8.99	6/1/2026	42,240
25,200	123565 – Duran USA Group, LLC[4]	N/A	9.30	12/1/2026	25,200
16,950	123689 – VIP Homes, LLC[4]	N/A	9.11	8/1/2026	16,950
21,000	123842 – VIP Homes, LLC[4]	N/A	9.17	8/1/2026	21,000
477,506	123892 – 36 Cyril, LLC[4]	N/A	9.05	6/1/2027	477,506
552,198	123893 – 36 Cyril, LLC[4]	N/A	9.05	6/1/2027	552,198
135,000	124951 – Robert Eric Epps, LLC[4]	N/A	9.11	1/1/2027	135,000
18,500	124986 – MAAS Rehab, LLC & Mary Ellen and Mary Lee, LLC[4]	N/A	9.24	7/1/2026	18,500
675,000	125266 – Bella Vida 3, LLC[4]	N/A	8.72	7/1/2026	675,000
81,076	125272 – Solida I Real Estate, L.P.[4]	N/A	9.17	12/1/2026	81,076
30,000	125273 – Solida I Real Estate, L.P.[4]	N/A	9.17	12/1/2026	30,000
1,704,500	125328 – New Ace Properties, LLC[4]	N/A	9.17	7/1/2026	1,704,500
469,250	125430 – Bravo Investments Of Florida, LLC[4]	N/A	8.00	10/1/2026	469,250
1,400,000	125565 – M & J Pham Development, LLC[4]	N/A	8.92	7/1/2027	1,400,000
3,571,750	125570 – M & J Pham Development, LLC[4]	N/A	8.50	7/1/2026	3,571,750
12,600	125583 – Open Water Realty, LLC[4]	N/A	9.05	1/1/2027	12,600
1,412,917	125623 – Willa Mae Investments, LLC[4]	N/A	9.05	10/1/2026	1,412,917
354,000	125690 – 625 Worthington, LLC[4]	N/A	8.92	7/1/2027	354,000
1,560,000	125774 – One Star Development, LLC[4]	N/A	8.99	7/1/2026	1,560,000
386,100	125941 – Bravo Investments Of Florida, LLC[4]	N/A	8.00	10/1/2026	386,100
39,000	126022 – Charleston Affordable Development Group, LLC[4]	N/A	8.92	1/1/2027	39,000
1,287,000	126105 – B Life Capital 26, LLC[4]	N/A	8.99	7/1/2027	1,287,000
1,999,500	126347 – Lilikoi Two Development, LLC[4]	N/A	8.74	7/1/2026	1,999,500
					253,045,851
See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) June 30, 2025 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	Townhouse — 6.4%
2,342,600	102607 – 158 & 160 Eckerson, LLC[5]	N/A	9.06	4/1/2026	$2,342,600
1,593,980	102608 – 158 & 160 Eckerson, LLC[5]	N/A	9.06	4/1/2026	1,593,980
1,349,493	104447 – Watermark Homes, LLC[5]	N/A	9.25	10/1/2025	1,349,493
546,581	105238 – MSR 59 Ridge Homes, LLC[5]	N/A	9.50	5/1/2025	546,581
2,021,583	105241 – MSR 59 Ridge Homes, LLC[5]	N/A	9.56	5/1/2025	2,021,583
427,210	105242 – MSR 59 Ridge Homes, LLC[5]	N/A	9.56	5/1/2025	427,210
552,000	105465 – NoHo 37, LLC[5]	N/A	9.50	12/1/2025	552,000
1,656,684	107982 – Nextgen Eaglerock 13, LLC[5]	N/A	9.00	4/1/2026	1,656,684
1,684,816	107983 – Nextgen Eaglerock 13, LLC[5]	N/A	9.00	4/1/2026	1,684,816
2,429,722	107986 – Nextgen Eaglerock 13, LLC[5]	N/A	9.00	4/1/2026	2,429,722
1,607,153	108402 – Eagle Rock 17, LLC[5]	N/A	9.57	5/1/2026	1,607,153
1,615,755	108405 – Eagle Rock 17, LLC[5]	N/A	9.57	5/1/2026	1,615,755
1,074,368	108408 – Eagle Rock 17, LLC[5]	N/A	9.57	5/1/2026	1,074,368
1,627,500	108411 – TruWest, LLC[5]	N/A	9.00	11/1/2025	1,627,500
184,500	114309 – Drenkorp, LLC[4]	N/A	9.42	1/1/2027	184,500
1,215,000	118588 – Carolinas Builders, LLC[5]	N/A	8.68	4/1/2026	1,215,000
193,500	119487 – CAP Housing, LLC[5]	N/A	8.50	7/1/2026	193,500
108,000	123471 – Rental Shop Development, LLC[4]	N/A	8.50	7/1/2026	108,000
2,579,500	123904 – Habitus Coconut Grove F1-C, LLC[4]	N/A	8.99	7/1/2026	2,579,500
					24,809,945
	Total Real Estate Mortgages (Cost $446,828,390)				446,828,390

	Total Commercial Real Estate (Cost $666,434,562)				666,434,562

	Short-term Investments — 7.1%
	Money Market Funds — 7.1%
27,384,648	Fidelity US Government Fund, 4.23%[6]				27,384,648
	Total Short-term Investments (Cost $27,384,648)				27,384,648

	Total Investments (Cost $693,819,210) — 179.2%				$693,819,210
	Liabilities in excess of other assets — (79.2%)				(306,746,214)
	Net Assets — 100%				$387,072,996

LLC — Limited Liability Company

LP — Limited Partnership

SOFR — 1-Month Term Secured Overnight Financing Rate

1       All Commercial Real Estate investments are restricted securities. The total value of these securities is $666,434,562, which represents 172.1% of total net assets of the Fund.

2       All Commercial Real Estate investments are Level 3 securities fair valued using significant unobservable inputs.

3       Floating rate security.

4       These investments have been pledged as collateral according to a master repurchase facility.

5       These investments have been pledged as collateral according to a collateralized loan obligation.

6       Represents the 7-day effective yield as of June 30, 2025.

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Summary of Investments June 30, 2025
Security Type	Percent of Total Net Assets
Commercial Real Estate
Participation Notes	56.6%
Real Estate Mortgages	115.5%
Total Commercial Real Estate	172.1%
Short-term Investments	7.1%
Total Investments	179.2%
Liabilities in excess of other assets	-79.2%
Net Assets	100.0%
Property Type	Percent of Total Net Assets
Participation Notes
Condominium Development	5.6%
Hospitality	7.2%
Industrial	2.2%
Mixed Use Development	20.3%
Multifamily	10.7%
Office	1.0%
Predevelopment	5.9%
Single Family	3.5%
Single Family/Multifamily	0.2%
Total Participation Notes	56.6%

Real Estate Mortgages
2-4 Units	17.0%
Condominium Development	11.3%
Multifamily	15.3%
Single Family	65.5%
Townhouse	6.4%
Total Real Estate Mortgages	115.5%
Total Short-term Investments	7.1%
Total Investments	179.2%
Liabilities in excess of other assets	-79.2%
Net Assets	100.0%

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD Private Real Estate Debt Fund Consolidated Statement of Assets and Liabilities As of June 30, 2025 (Unaudited)
Assets:
Unaffiliated investments, at fair value (cost $666,434,562)	$666,434,562
Short-term investments, at fair value (cost $27,384,648)	27,384,648
Cash	1,997,755
Restricted cash held for CLO note	19,016,258
Receivables:
Fund shares sold	473,225
Dividends and interest	12,418,719
Prepaid expenses	416,328
Prepaid expenses master repurchase agreement	40,766
Total assets	728,182,261

Liabilities:
Master repurchase agreement (Note 11)	213,005,878
Payable for CLO note (Note 12)	125,000,000
Payable for interest expense on master repurchase agreement	1,185,452
Payable for investment management fees	999,245
Payable for interest expense on CLO note	719,750
Payable for audit and tax fees	82,676
Payable for fund accounting and administration fees	38,575
Payable for legal fees	36,242
Payable for transfer agent fees	23,416
Payable for custody fees	10,140
Payable for Trustees’ fees	6,845
Payable for other accrued expenses	1,046
Total liabilities	341,109,265
Commitments and contingencies (Note 9)

Net Assets	$387,072,996

Components of Net Assets:
Paid-in capital (unlimited number of shares authorized, no par value)	$387,203,660
Total distributable earnings	(130,664)
Net Assets	$387,072,996

Shares of beneficial interest issued and outstanding	15,436,987
Net asset value per share	$25.07

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD Private Real Estate Debt Fund Consolidated Statement of Operations For the Six Months Ended June 30, 2025 (Unaudited)
Investment income:
Interest	$29,423,601
Total investment income	29,423,601

Expenses:
Interest expense on master repurchase agreement (Note 11)	5,441,897
Advisory fees (Note 4)	5,358,326
Interest expense on CLO note (Note 12)	4,383,747
Brokerage fees	234,031
Legal fees	223,972
Fund accounting and administration fees	141,042
Audit and tax fees	114,349
Loan origination fees	77,958
Transfer agent fees	76,706
Custody fees (Note 5)	56,974
SPV costs	51,925
Miscellaneous fees	28,224
Chief Compliance & Financial Officer fees	24,129
Trustees’ fees	21,845
Registration fees	20,520
Shareholder reporting fees	19,983
Insurance fees	9,917
Fund accounting fees	1,935
Total expenses	16,287,480
Expense reductions (Note 5)	(8,027)
Net expenses	16,279,453
Net investment income	13,144,148
Net realized gain on investments	11,985
Net Increase in Net Assets from Operations	$13,156,133

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD Private Real Estate Debt Fund Consolidated Statements of Changes in Net Assets
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$13,144,148	$19,667,257
Net realized gain on investments	11,985	—
Net change in unrealized appreciation (depreciation) on investments	—	(2,820)
Net increase in net assets resulting from operations	13,156,133	19,664,437

Distributions to Shareholders:
From net investment income	(13,261,805)	(19,692,967)
Total distributions to shareholders	(13,261,805)	(19,692,967)

Capital Transactions:
Net proceeds from shares sold	84,817,044	152,635,160
Reinvestment of distributions	4,593,698	6,352,569
Cost of shares redeemed	(26,418,871)	(32,726,143)
Net increase in net assets from capital transactions	62,991,871	126,261,586

Total increase in net assets	62,886,199	126,233,056

Net Assets:
Beginning of period	324,186,797	197,953,741
End of period	$387,072,996	$324,186,797

Capital Share Transactions:
Shares sold	3,374,598	6,071,918
Shares reinvested	183,311	253,523
Shares redeemed	(1,051,707)	(1,302,800)
Net increase in capital share transactions	2,506,202	5,022,641

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD Private Real Estate Debt Fund Consolidated Statement of Cash Flows For the Six Months Ended June 30, 2025 (Unaudited)
Cash Flows from Operating Activities:
Net increase in net assets from operations	$13,156,133

Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(307,692,375)
Sales of investments	112,144,338
Net realized gain on investments	(11,985)
Change in short-term investments, net	5,358,098

Change in assets and liabilities:
(Increase) in assets:
Interest	(4,856,152)
Prepaid expenses	(161,061)
Prepaid expenses master repurchase agreement	(40,766)
Increase/(Decrease) in liabilities:
Investment management fees	197,860
Audit and tax fees	(112,324)
Custody fees	2,540
Transfer agent fees	(1,484)
Fund accounting and administration fees	(11,018)
Trustees’ fees	6,845
Other accrued expenses	(32,047)
Legal fees	(18,758)
Interest master repurchase agreement	710,346
Interest CLO note	(110,397)
Net Cash Used in Operating Activities	(181,472,207)

Cash flows provided by financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	85,068,979
Cost of shares repurchased, net of redemption fees	(26,418,871)
Distributions paid to shareholders, net of reinvestments	(8,668,107)
Proceeds due to master repurchase agreement	130,667,476
Net cash provided by financing activities	180,649,477

Net Decrease in Cash	(822,730)
Cash and restricted cash, beginning of period(1)	21,836,743
Cash and restricted cash, end of period(2)	21,014,013

Supplemental disclosure of non-cash financing activity:
Reinvestment of distributions	4,593,698

Supplemental disclosure of cash activity:
Interest paid on borrowings	9,225,695

____________

(1)    Includes $17,796,946 of restricted cash held for the CLO note (Note 12).

(2)    Includes $19,016,258 of restricted cash held for CLO note (Note 12).

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD Private Real Estate Debt Fund Consolidated Financial Highlights

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(1)
Net asset value, beginning of period	$25.07		$25.03	$25.00	(2)

Income from Investment Operations:
Net investment income(3)	0.93		1.95	0.73
Net realized and unrealized gain	—		0.01	(0.09)
Total from investment operations	0.93		1.96	0.64

Less Distributions:
From net investment income	(0.93)		(1.92)	(0.61)
Total distributions	(0.93)		(1.92)	(0.61)
Net asset value, end of period	$25.07		$25.07	$25.03

Total return(4)	3.76	%(5)	8.09%	2.60	%(5)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$387,073		$324,187	$197,954

Ratio of expenses to average net assets before expense reductions	9.23	%(6)	5.14%	2.43	%(6)
Ratio of expenses to average net assets after expense reductions	9.22	%(6)	5.14%	2.42	%(6)
Ratio of net investment income to average net assets before expense reductions	7.45	%(6)	7.76%	5.64	%(6)
Ratio of net investment income to average net assets after expense reductions	7.45	%(6)	7.76%	5.64	%(6)
Portfolio turnover rate	19	%(5)	50%	18	%(5)

Senior Securities:
Total Borrowings (000s)	$125,000		$125,000	$—
Asset coverage per $1,000 unit of senior indebtedness(7)	4,097		3,593	—
Asset ratio coverage of senior securities	410%		359%	0%

____________

(1)    Reflects operations for the period from June 26, 2023 (commencement of operations) to December 31, 2023. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation, and planned registration.

(2)    Redwood Investment Management, LLC (the “Investment Manager”) made the initial share purchase of $100,000 on April 21, 2023. The total initial share purchase of $100,000 included 4,000 shares which were purchased at $25.00 per share.

(3)    Based on average shares outstanding for the period.

(4)    Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period and reinvestment of all distributions during the period, if any.

(5)    Not annualized.

(6)    Annualized.

(7)    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements June 30, 2025 (Unaudited)

1. Organization

Redwood Private Real Estate Debt Fund (formerly, Redwood Real Estate Income Fund) (the “Fund”) was established as a Delaware statutory trust (the “Trust”) on December 19, 2022. The Fund is registered with the U.S. Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund operates as an interval fund pursuant to Rule 23c-3 of the 1940 Act, and has adopted a fundamental policy to conduct quarterly repurchase offers at net asset value (“NAV”). The Fund currently offers one share class, Class I Shares, and is authorized to offer an unlimited number of shares. On April 21, 2023, Redwood Investment Management, LLC (the “Investment Manager”) made an initial purchase of 4,000 Shares for $100,000 at a $25.00 net asset value per Share. The Fund commenced investment operations on June 26, 2023.

The Fund’s investment objective is to provide current income and preserve shareholders’ capital. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in private U.S. commercial real estate-related debt investments. For this purpose, commercial real estate-related debt investments include U.S.-based (i.e., backed by real estate based in one of the fifty U.S. states): (i) real estate mortgages, (ii) participation notes of real estate mortgages, (iii) mezzanine debt, and (iv) lines of credit for commercial real estate-related investments and real estate-related investment entities, such as REITs. These investments may include but are not limited to senior mortgage loans, second lien mortgages, also known as junior or sub-ordinated debt, mezzanine loans, and participation interests in such mortgages or debt.

The Investment Manager serves as the Fund’s investment adviser and is registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund’s Board of Trustees (the “Board” or “Trustees”) has the overall responsibility for the management and supervision of the business operations of the Fund.

2. Significant accounting policies

Basis of presentation

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statement. The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Consolidation of Subsidiaries

On February 8, 2024, Naikan I SPV, LLC (“SPV 1”) was formed as a limited liability company, and is a wholly-owned subsidiary of the Fund. SPV 1 has entered into a Master Repurchase Agreement with Churchill MRA Funding I LLC (see Note 11) and the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of SPV 1. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of June 30, 2025, total assets of SPV 1 were $313,701,968, or approximately 81.0% of the Fund’s total net assets.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
2. Significant accounting policies – (Continued)

On November 4, 2024, CFIN 2024-1 Depositor LLC (“SPV 2 Depositor”) and CFIN 2024-1 Issuer LLC (“SPV 2 Issuer”) were formed as Delaware limited liability companies and are wholly-owned subsidiaries of the Fund. These special-purpose vehicles (“SPVs”) were established to facilitate a securitization transaction in connection with the Fund’s mortgage-backed investments.

SPV 2 Depositor serves as the transferor of assets into the securitization structure, acquiring mortgage-related assets and subsequently transferring them to SPV 2 Issuer. SPV 2 Issuer, in turn, issues structured debt securities under an Indenture dated November 27, 2024, between SPV 2 Issuer and UMB Bank, National Association, as indenture trustee. The issuance of these collateralized loan obligations (“CLOs”) is designed to provide financing for the Fund’s portfolio while optimizing borrowing costs. SPV 2 Issuer is structured as a bankruptcy-remote entity and operates in accordance with its governing transaction documents.

The Fund’s Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and Consolidated Financial Highlights include the accounts of both SPV 2 Depositor and SPV 2 Issuer. All inter-company accounts and transactions between the Fund and these subsidiaries have been eliminated in the consolidation.

As of June 30, 2025, total assets of SPV 2 Depositor and SPV 2 Issuer were $133,126,420, representing approximately 34.4% of the Fund’s total net assets.

Use of estimates

The preparation of the financial statement in accordance with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income recognition and expenses

Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board.

Investment transactions

Investment transactions are accounted for on a trade date basis. Cost of securities sold, and the related realized gains and losses are determined based on the specific identification method, generally using the highest cost basis, for financial reporting.

Federal income taxes

The Fund has elected to be taxed as a real estate investment trust (“REIT”). The Fund’s qualification and taxation as a REIT depend upon the Fund’s ability to meet on a continuing basis, through actual operating results, certain qualification tests set forth in the U.S. federal tax laws. Those qualification tests involve the percentage of income that the Fund earns from specified sources, the percentage

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
2. Significant accounting policies – (Continued)

of the Fund’s assets that falls within specified categories, the diversity of the ownership of the Fund’s Shares, and the percentage of the Fund’s taxable income that the Fund distributes. No assurance can be given that the Fund will in fact satisfy such requirements for any taxable year. Provided that the Fund qualifies as a REIT, generally the Fund will be entitled to a deduction for dividends that the Fund pays and therefore will not be subject to U.S. federal corporate income tax on the Fund’s net taxable income that is currently distributed to the Fund’s shareholders. In general, the income that the Fund generates, to the extent declared as a dividend and subsequently paid to its shareholders, is taxed only at the shareholder level.

Distribution to shareholders

Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. For tax purposes, a distribution that for purposes of GAAP is composed of return of capital and net investment income may be subsequently re-characterized to also include capital gains. Shareholders will be informed of the tax characteristics of the distributions after the close of the 2025 fiscal year.

Investment valuation

The Fund’s net asset value (“NAV”) is calculated following the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading, which does not include weekends and customary holidays, and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board. NAV per Share is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), and the aggregate liquidation value of any outstanding preferred stock, by the total number of common Shares outstanding.

The Fund’s Board oversees the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) and designated the Fund’s Investment Manager as its valuation designee (“Valuation Designee”). The Valuation Procedures provide that the Fund will value its investments at fair value.

The Valuation Procedures provide that the Fund will value its investments at fair value. The Board has delegated the day to day responsibility for determining these fair values in accordance with the policies it has approved to the Investment Manager. The Investment Manager’s Valuation Committee (the “Valuation Committee”) will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly.

Short-term securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, with maturities of 60 days or less, for which reliable market quotations are readily available shall each be valued at current market quotations as provided by an independent pricing service or principal market maker.

Fixed income securities (other than the short-term securities as described above) shall be valued by (a) using readily available market quotations based upon the last updated sale price or a market value from an approved pricing service generated by a pricing matrix based upon yield data for securities

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
2. Significant accounting policies – (Continued)

with similar characteristics or (b) by obtaining a direct written broker-dealer quotation from a dealer who has made a market in the security. If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Valuation Designee not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

In circumstances in which market quotations are not readily available or are deemed unreliable, or in the case of the valuation of private, direct investments, such investments may be valued as determined in good faith using methodologies approved by the Board. In these circumstances, the Valuation Designee determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Valuation Committee of any information or factors deemed appropriate. The Valuation Committee may engage third party valuation consultants on an as-needed basis to assist in determining fair value.

Fair valuation involves subjective judgments, and there is no single standard for determining the fair value of an investment. The fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment. Fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investment. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Non-material information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier.

Borrowing, Use of Leverage

The Fund currently utilizes leverage principally through reverse repurchase agreements and the issuance of mortgage-backed notes by its wholly-owned subsidiaries, as described in Note 11, Master Repurchase Agreement, and Note 12, Collateralized Loan Obligation Financing. The use of leverage can enhance return potential but also increases risks.

The Fund utilizes reverse repurchase agreements and similar financing transactions, which it elects to treat as derivatives transactions under Rule 18f-4 of the 1940 Act, as permitted. Specifically, the Fund has adopted a derivatives risk management program to oversee and mitigate risks associated with these transactions.

Separately, the Fund has issued collateralized loan obligations (“CLOs”) through a structured financing vehicle, which are classified as indebtedness for financial reporting and regulatory purposes. Unlike derivatives-based financing, the CLO structure represents a direct form of leverage, with obligations secured by mortgage-related assets and subject to the terms of the Indenture.

While leverage can enhance returns, it also amplifies risks, including credit risk, market volatility, and increased expenses. A decline in the value of leveraged assets may result in disproportionate losses to the Fund’s portfolio. Additionally, access to financing could be disrupted by market conditions, regulatory changes, or counterparty constraints, which may affect the Fund’s ability to maintain optimal leverage levels. The Fund is further exposed to counterparty risk, as transactions involve agreements with third parties whose financial stability and creditworthiness may not be independently assessed in a regulated market.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
2. Significant accounting policies – (Continued)

Restricted cash

The Fund holds restricted cash as part of the Indenture for the CLO note. Restricted cash held is used as liquidity reserves to support interest and principal payments to noteholders (Note 12).

Segment Reporting

An operating segment is defined, in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 280 — Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s Consolidated Financial Statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

3. Fair value disclosures

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•        Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund is able to access.

•        Level 2 — Valuations based on inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly.

•        Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Valuation Designee in determining fair value is greatest for investments categorized in Level 3.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
3. Fair value disclosures – (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s investments as of June 30, 2025:

		Fair Value Measurements at the End of the Reporting Period Using
Investments	Practical Expedient	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Participation Notes	$—	$—	$—	$219,606,172	$219,606,172
Real Estate Mortgages	—	—	—	446,828,390	446,828,390
Short-Term Investments	—	27,384,648	—	—	27,384,648
Total	$—	$27,384,648	$—	$666,434,562	$693,819,210

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the six months ended June 30, 2025:

	Beginning Balance as of December 31, 2024	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Conversions	Sales or Distributions	Net Realized Gain (Loss)	Return of Capital	Distributions	Change in net unrealized appreciation (depreciation)	Ending Balance as of June 30, 2025
Participation Notes	$216,782,749	$—	$—	$50,750,768	$(47,939,330)	$11,985	$—	$—	$—	$219,606,172
Real Estate Mortgages	254,091,791	—	—	256,941,607	(64,205,008)	—	—	—	—	446,828,390
	$470,874,540	$—	$—	$307,692,375	$(112,144,338)	$11,985	$—	$—	$—	$666,434,562

During the six months ended June 30, 2025, changes in net unrealized appreciation (depreciation) and realized gains or (losses) included in the Consolidated Statement of Operations attributable to Level 3 investments were $0 and $11,985, respectively.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of June 30, 2025.

Type of Level 3 Investment	Fair Value as of June 30, 2025	Valuation Technique	Unobservable Inputs	Range of Inputs/ (weighted average)	Impact to Valuation from an Increase in Input
Participation Notes	$219,606,172	Cost	Transaction Price	Not Applicable	Not Applicable
Real Estate Mortgages	446,828,390	Cost	Transaction Price	Not Applicable	Not Applicable
Total Level 3 Investments*	$666,434,562

____________

*       Refer to the Consolidated Schedule of Investments for industry classifications of individual securities.

Financial instruments disclosed but not carried at fair value

The carrying values of the master repurchase agreement (Note 11) and the payable for CLO notes (Note 12) generally approximate their respective fair values due to their short-term nature and variable interest rates. The fair value of the master repurchase agreement and CLO note would be categorized as Level 3 under the ASC 820-10 hierarchy.

The carrying value of other financial assets and liabilities approximates their fair value based on the short term nature of these items.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)

4. Management and other agreements

The Fund has entered into an investment management agreement with the Investment Manager (the “Management Agreement”), pursuant to which the Investment Manager provides advisory and other services to the Fund. For its provision of advisory services to the Fund, the Fund pays the Investment Manager an investment management fee at an annual rate of 1.75% payable monthly in arrears, accrued daily based upon the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund, including leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding). For the six months ended June 30, 2025, fees in the amount of $5,358,326 were incurred pursuant to the terms of the Management Agreement.

Certain officers and Trustees of the Trust are also officers of the Investment Manager.

PINE Advisors LLC provides Chief Compliance Officer (“CCO”) services to the Fund. Distribution Services, LLC serves as the Fund’s distributor (also known as the principal underwriter); UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator.

5. Custody credits

Under an agreement with the Fund’s custodian bank, $8,027 of custodian fees were paid by credits for cash balances during the six months ended June 30, 2025. If not for the offset agreement, the assets could have been employed to produce income.

6. Capital share transactions

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of shares (“Shares”). The minimum initial investment in Class I Shares by any investor is $1,000. However, the Fund, in its sole discretion, may accept investments below this minimum with respect to Class I Shares.

Class I Shares are not subject to a sales charge. Shares will generally be offered for purchase on each business day at NAV per Share, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Pursuant to Rule 23c-3 under the 1940 Act, on a quarterly basis, the Fund will offer shareholders the option of redeeming Shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all Shares outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of outstanding Shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the repurchase request deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by shareholders who own less than 100 Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund may accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
6. Capital share transactions – (Continued)

During the six months ended June 30, 2025, the Fund had the following repurchase offers:

Repurchase Offer Notice	Repurchase Request Deadline	Repurchase Pricing Date	Repurchase Offer Amount	% of Shares Repurchased	Number of Shares Repurchased
January 8, 2025	February 7, 2025	February 7, 2025	5.0%	0.7%	92,860
April 4, 2025	May 9, 2025	May 9, 2025	5.0%	6.3%	958,847

7. Investment transactions

Purchases and sales of investments, excluding short-term investments, for the six months ended June 30, 2025 were $307,692,375 and $112,144,338, respectively.

8. Restricted securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with Valuation Procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on June 30, 2025 is as follows:

Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
3303 – 150 Lefferts Ave./55 East 21st Street	July 28,2023	3,470,000	$3,470,000	$3,470,000	0.9%
3314 – VM Equities #3	July 28,2023	884,520	884,520	884,520	0.2%
3320 – Howell Lendco, LLC	September 19, 2023	1,190,293	1,190,293	1,190,293	0.3%
3326 – Elgny, LLC	October 6, 2023	1,000,000	1,000,000	1,000,000	0.3%
3330 – 3601 Parking, LLC & N Ocean Blvd, LLC	October 31, 2023	9,918,134	9,918,134	9,918,134	2.6%
3333 – McRopp New York Royal44, LLC	November 17, 2023	12,500,000	12,500,000	12,500,000	3.2%
3335 – Cromwell Inwood, LLC	November 27, 2023	1,300,000	1,300,000	1,300,000	0.3%
3340 – San Antonio Palo Alto, LLC	December 15, 2023	2,942,374	2,942,374	2,942,374	0.8%
3341 – Ferncroft, LLC	December 19, 2023	4,000,000	4,000,000	4,000,000	1.0%
3344 – 1600 North 11, LLC	December 20,2023	12,400,000	12,400,000	12,400,000	3.2%
3349 – Hillcrest Cedar Property Owner, LLC	January 5, 2024	6,590,000	6,590,000	6,590,000	1.7%
3354 – L Island City, LLC	February 14, 2024	14,500,000	14,500,000	14,500,000	3.8%
3356 – GK West 47th, LLC	March 7, 2024	5,408,271	5,408,271	5,408,271	1.4%
3358 – 123 Speer Owner, LP	March 21, 2024	3,806,482	3,806,482	3,806,482	1.0%
3359 – Nalskihouse MT, LLC	April 1, 2024	4,000,000	4,000,000	4,000,000	1.0%
3360 – JC Roxy, LLC	April 1, 2024	3,500,000	3,500,000	3,500,000	0.9%
3368 – Carlisle New York Apartments, LLC	May 8, 2024	41,000,000	41,000,000	41,000,000	10.6%
3371 – Greyhawk SSOF Ruckus Lend, LLC	May 10, 2024	11,500,000	11,500,000	11,500,000	3.0%
3372 – 3151 NF Owner, LLC	June 5, 2024	2,500,000	2,500,000	2,500,000	0.7%
3378 – Bancroft Cedar Property Owner, LLC	July 3,2024	1,000,000	1,000,000	1,000,000	0.3%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
3383 – Textor Family Holdings, LLC	July 29, 2024	2,900,220	$2,900,220	$2,900,220	0.8%
3391 – ZDJ W 37, LLC	September 4, 2024	10,956,664	10,956,664	10,956,664	2.8%
3394 – Sunnyvale Park Place & Commons	September 17, 2024	6,000,000	6,000,000	6,000,000	1.6%
3397 – 33 Alhambra Circle	September 20, 2024	2,900,000	2,900,000	2,900,000	0.8%
3398 – 305 Briny	September 27, 2024	934,281	934,281	934,281	0.2%
3399 – Malibu, LLC	October 31, 2024	4,471,596	4,471,596	4,471,596	1.2%
3403 – Nash Street Property Associates, LLC	December 11, 2024	3,827,634	3,827,634	3,827,634	1.0%
3406 – 601 & 621 West Summit Ave. Spruce St.	January 14, 2025	3,000,000	3,000,000	3,000,000	0.8%
3407 – 57 Canton Place	December 23, 2024	6,566,202	6,566,202	6,566,202	1.7%
3412 – 105 – 107 Bank Street	January 27, 2025	5,792,210	5,792,210	5,792,210	1.5%
3412 – 01 – 105 – 107 Bank Street	February 14, 2025	905,000	905,000	905,000	0.2%
3413 – 700, 706, & 710 Division Street & 714 8th Avenue South	March 24, 2025	4,631,540	4,631,540	4,631,540	1.2%
3422 – 119, 131, & 137 NW 29th 112, 120, 130, & 138 NW	March 24, 2025	4,400,000	4,400,000	4,400,000	1.1%
3424 – Colony 29 Palm Springs	April 4, 2025	3,000,000	3,000,000	3,000,000	0.8%
3434 – 1 Water Street	May 6, 2025	3,239,069	3,239,069	3,239,069	0.8%
83824 – 2511 NW 25 Ave., LLC	May 16, 2024	1,600,199	1,600,199	1,600,199	0.4%
91530 – RRCAP-FA Blume Road, LLC	April 23, 2024	2,957,931	2,957,931	2,957,931	0.8%
91574 – A5 International Properties, LLC	May 9, 2024	184,597	184,597	184,597	0.1%
91575 – A5 International Properties, LLC	May 9, 2024	184,923	184,923	184,923	0.1%
91576 – A5 International Properties, LLC	May 9, 2024	180,925	180,925	180,925	0.1%
91577 – A5 International Properties, LLC	May 9, 2024	140,052	140,052	140,052	0.0%
91578 – A5 International Properties, LLC	May 9, 2024	126,435	126,435	126,435	0.0%
92567 – BSD Drexel, LLC	April 23, 2024	1,638,800	1,638,800	1,638,800	0.4%
92804 – Dylan Mason Luxury Homes, LLC	June 3, 2024	1,688,807	1,688,807	1,688,807	0.4%
94110 – A5 International Properties, LLC	May 9, 2024	39,283	39,283	39,283	0.0%
94111 – A5 International Properties, LLC	May 9, 2024	143,363	143,363	143,363	0.0%
94112 – A5 International Properties, LLC	May 9, 2024	139,699	139,699	139,699	0.0%
94113 – A5 International Properties, LLC	May 9, 2024	118,305	118,305	118,305	0.0%
94114 – A5 International Properties, LLC	May 9, 2024	33,811	33,811	33,811	0.0%
96228 – 10229 – 10233 Eton Avenue, LLC	April 23, 2024	2,097,012	2,097,012	2,097,012	0.5%
96229 – 10229 – 10233 Eton Avenue, LLC	April 23, 2024	2,083,644	2,083,644	2,083,644	0.5%
96483 – Affordable Housing Group LTD, LLC	June 3, 2024	1,704,919	1,704,919	1,704,919	0.4%
96752 – Rhino Homes, LLC	August 30, 2024	2,616,251	2,616,251	2,616,251	0.7%
96921 – 514 LA Flor, LLC	April 23, 2024	4,078,912	4,078,912	4,078,912	1.1%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
97931 – 2316 PCDEV, LLC	June 21, 2024	3,097,718	$3,097,718	$3,097,718	0.8%
98104 – Desert Modern Development, LLC	June 3, 2024	1,514,008	1,514,008	1,514,008	0.4%
98258 – 1740 PCDEV, LLC	June 3, 2024	4,614,831	4,614,831	4,614,831	1.2%
98322 – 66 Line, LLC	May 9, 2024	840,000	840,000	840,000	0.2%
98617 – Lakeview Real Estate Fund, LLC	June 10, 2024	1,006,436	1,006,436	1,006,436	0.3%
98618 – Lakeview Real Estate Fund, LLC	June 10, 2024	850,301	850,301	850,301	0.2%
98619 – Lakeview Real Estate Fund, LLC	June 10, 2024	1,005,436	1,005,436	1,005,436	0.3%
98620 – Lakeview Real Estate Fund, LLC	June 10, 2024	1,005,436	1,005,436	1,005,436	0.3%
98767 – 426 E. 17th St., LLC	April 23, 2024	1,665,039	1,665,039	1,665,039	0.4%
98769 – 1292 Beauregard, LLC	June 10, 2024	1,437,192	1,437,192	1,437,192	0.4%
98771 – 1292 Beauregard, LLC	June 3, 2024	1,400,383	1,400,383	1,400,383	0.4%
98803 – Moon Equities, LLC	April 23, 2024	2,960,000	2,960,000	2,960,000	0.8%
98834 – 1770 Bay Blvd., LLC	May 9, 2024	3,997,500	3,997,500	3,997,500	0.0%
99183 – 331 N. Olive St. Holding, LLC	May 9, 2024	1,425,000	1,425,000	1,425,000	0.4%
99191 – 2204 Conquista Ave. Holding, LLC	May 9, 2024	1,522,020	1,522,020	1,522,020	0.4%
99269 – 1688 Sunset Plaza Drive Partners, LLC	June 3, 2024	2,235,321	2,235,321	2,235,321	0.6%
99956 – Mao Developers, LLC	May 9, 2024	480,000	480,000	480,000	0.1%
100356 – NRM Group, LLC	June 3, 2024	1,824,899	1,824,899	1,824,899	0.5%
100357 – NRM Group, LLC	June 3, 2024	1,104,698	1,104,698	1,104,698	0.3%
100358 – NRM Group, LLC	June 3, 2024	2,314,457	2,314,457	2,314,457	0.6%
100359 – NRM Group, LLC	June 3, 2024	975,155	975,155	975,155	0.3%
100364 – Brilliant Funding, LLC	June 21, 2024	250,971	250,971	250,971	0.1%
100369 – Brilliant Funding, LLC	June 21, 2024	254,371	254,371	254,371	0.1%
100370 – Brilliant Funding, LLC	June 21, 2024	252,671	252,671	252,671	0.1%
100371 – Brilliant Funding, LLC	June 21, 2024	227,678	227,678	227,678	0.1%
100388 – Nash Bami, LLC	June 10, 2024	3,920,000	3,920,000	3,920,000	1.0%
100408 – HARING57, LLC	June 10, 2024	1,204,000	1,204,000	1,204,000	0.3%
100597 – 2303 Delancey, LLC	June 3, 2024	3,465,000	3,465,000	3,465,000	0.9%
100937 – indiePlanet Global, LLC Series 4	August 2, 2024	595,000	595,000	595,000	0.2%
100939 – indiePlanet Global, LLC Series 4	August 2, 2024	631,400	631,400	631,400	0.2%
101115 – MSR Starglide Canterbury Homes, LLC	November 5, 2024	1,579,190	1,579,190	1,579,190	0.4%
101219 – ACE Jaynes, LLC	June 10, 2024	1,137,000	1,137,000	1,137,000	0.3%
101221 – USA Luxury Developer II, Inc.	June 21, 2024	2,858,728	2,858,728	2,858,728	0.7%
101227 – Rhoi Properties, Inc	July 23, 2024	936,046	936,046	936,046	0.2%
101246 – White Sand Real Estate Solutions, LLC	July 23, 2024	540,851	540,851	540,851	0.1%
101248 – White Sand Real Estate Solutions, LLC	July 23, 2024	539,276	539,276	539,276	0.1%
101296 – 5700 Clemson, LLC	June 21, 2024	4,409,437	4,409,437	4,409,437	1.1%
101753 – NRI Portfolios, LLC	June 10, 2024	1,007,750	1,007,750	1,007,750	0.3%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
101808 – Educate Capital, LLC	June 21, 2024	1,716,201	$1,716,201	$1,716,201	0.4%
101873 – Valentin Construction & Development, LLC	July 23, 2024	666,291	666,291	666,291	0.2%
102044 – Lian 166 Washington, LLC	October 7, 2024	3,976,050	3,976,050	3,976,050	1.0%
102093 – Danva Prosper Fontanarosa Homes, LLC	June 10, 2024	1,155,921	1,155,921	1,155,921	0.3%
102094 – Danva Prosper Fontanarosa Homes, LLC	June 10, 2024	1,308,524	1,308,524	1,308,524	0.3%
102095 – Danva Prosper Fontanarosa Homes, LLC	June 10, 2024	1,418,731	1,418,731	1,418,731	0.4%
102096 – Danva Prosper Fontanarosa Homes, LLC	June 10, 2024	887,330	887,330	887,330	0.2%
102097 – Danva Prosper Fontanarosa Homes, LLC	June 10, 2024	1,332,035	1,332,035	1,332,035	0.3%
102111 – Westlake Mountainview, LLC	June 10, 2024	3,035,308	3,035,308	3,035,308	0.8%
102126 – 19142 Keswick St., LLC	June 21, 2024	1,748,895	1,748,895	1,748,895	0.5%
102137 – Gill Development, LLC	June 10, 2024	748,000	748,000	748,000	0.2%
102535 – TRMF & Associates, LLC	June 10, 2024	51,375	51,375	51,375	0.0%
102607 – 158 & 160 Eckerson, LLC	October 7, 2024	2,342,600	2,342,600	2,342,600	0.6%
102608 – 158 & 160 Eckerson, LLC	October 7, 2024	1,593,980	1,593,980	1,593,980	0.4%
102696 – 4798 NE 2nd Ave., LLC	August 2, 2024	250,000	250,000	250,000	0.1%
102697 – 4798 NE 2nd Ave., LLC	June 10, 2024	250,000	250,000	250,000	0.1%
102698 – 4798 NE 2nd Ave., LLC	June 10, 2024	250,000	250,000	250,000	0.1%
103728 – Barcel, LLC	July 23, 2024	206,318	206,318	206,318	0.1%
103771 – Rhino Homes, LLC	July 23, 2024	914,328	914,328	914,328	0.2%
103772 – Rhino Homes, LLC	July 23, 2024	908,427	908,427	908,427	0.2%
103778 – Erin Maher	June 21, 2024	895,900	895,900	895,900	0.2%
103790 – Winner Participations, LLC	August 2, 2024	301,205	301,205	301,205	0.1%
103980 – KPI Equity Holdings I, LLC	August 2, 2024	375,840	375,840	375,840	0.1%
104356 – RRCap – FA Shingletree, LLC	July 5, 2024	4,741,822	4,741,822	4,741,822	1.2%
104357 – RRCap – FA Shingletree, LLC	July 5, 2024	4,741,822	4,741,822	4,741,822	1.2%
104358 – RRCap – FA Shingletree, LLC	July 5, 2024	4,741,822	4,741,822	4,741,822	1.2%
104359 – RRCap – FA Shingletree, LLC	July 5, 2024	4,197,917	4,197,917	4,197,917	1.1%
104360 – RRCap – FA Shingletree, LLC	July 5, 2024	4,570,253	4,570,253	4,570,253	1.2%
104361 – RRCap – FA Shingletree, LLC	July 5, 2024	4,741,821	4,741,821	4,741,821	1.2%
104362 – RRCap – FA Shingletree, LLC	July 5, 2024	3,825,580	3,825,580	3,825,580	1.0%
104363 – RRCap – FA Shingletree, LLC	July 5, 2024	4,369,483	4,369,483	4,369,483	1.1%
104364 – RRCap – FA Shingletree, LLC	July 5, 2024	4,369,483	4,369,483	4,369,483	1.1%
104447 – Watermark Homes, LLC	October 7, 2024	1,349,493	1,349,493	1,349,493	0.4%
104480 – Elmer Avenue, LLC	July 23, 2024	2,297,238	2,297,238	2,297,238	0.6%
104497 – RSBY Holdings, LLC	August 2, 2024	165,270	165,270	165,270	0.0%
104677 – Daest, LLC	July 23, 2024	785,000	785,000	785,000	0.2%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
105003 – 43 Westwood, LLC	August 30, 2024	1,118,347	$1,118,347	$1,118,347	0.3%
105004 – 43 Westwood, LLC	August 30, 2024	1,434,256	1,434,256	1,434,256	0.4%
105005 – 43 Westwood, LLC	August 30, 2024	1,179,685	1,179,685	1,179,685	0.3%
105006 – 43 Westwood, LLC	August 30, 2024	1,194,601	1,194,601	1,194,601	0.3%
105178 – Efrain Hendy Zaga and Denisse Esquenazi Opatowski	July 23, 2024	1,574,068	1,574,068	1,574,068	0.4%
105238 – MSR 59 Ridge Homes, LLC	August 2, 2024	546,581	546,581	546,581	0.1%
105241 – MSR 59 Ridge Homes, LLC	August 2, 2024	2,021,583	2,021,583	2,021,583	0.5%
105242 – MSR 59 Ridge Homes, LLC	August 2, 2024	427,210	427,210	427,210	0.1%
105243 – GT Three, LLC	December 11, 2024	2,046,721	2,046,721	2,046,721	0.5%
105247 – GT Three, LLC	January 10, 2025	2,204,439	2,204,439	2,204,439	0.6%
105261 – SeaScape Homes, LLC	October 7, 2024	1,314,587	1,314,587	1,314,587	0.3%
105366 – Rhino Homes, LLC	July 23, 2024	1,235,000	1,235,000	1,235,000	0.3%
105459 – Oleduga, LLC	August 2, 2024	259,000	259,000	259,000	0.1%
105465 – NoHo 37, LLC	August 30, 2024	552,000	552,000	552,000	0.1%
105880 – B Cove Investments, LLC	September 12, 2024	2,100,000	2,100,000	2,100,000	0.5%
106039 – Moonlighting Property Investment, LLC	July 23, 2024	299,464	299,464	299,464	0.1%
106533 – Eagle OZB I, LP	September 12, 2024	780,000	780,000	780,000	0.2%
106536 – Eagle OZB I, LP	September 12, 2024	780,000	780,000	780,000	0.2%
106538 – Eagle OZB I, LP	September 12, 2024	780,000	780,000	780,000	0.2%
106767 – Torre Projects, LLC	August 2, 2024	286,148	286,148	286,148	0.1%
106918 – HLPG 406 Midwood, LLC	October 7, 2024	1,999,729	1,999,729	1,999,729	0.5%
107081 – Abode Multifamily Opportunity Fund I LLC,	August 30, 2024	1,387,000	1,387,000	1,387,000	0.4%
107094 – Grande Vita Homes, LLC	December 11, 2024	624,592	624,592	624,592	0.2%
107180 – 902 8th St., LLC	August 30, 2024	358,000	358,000	358,000	0.1%
107595 – Dolphin Shores Investments, LLC	November 5, 2024	1,286,190	1,286,190	1,286,190	0.3%
107654 – Cardinal Capital Investment Group, LLC	November 5, 2024	466,506	466,506	466,506	0.1%
107836 – Mahi Mahi 935, LLC	August 30, 2024	1,399,000	1,399,000	1,399,000	0.4%
107845 – Keys of Tomorrow, LLC	October 7, 2024	179,496	179,496	179,496	0.1%
107884 – Blake Development of the Palm Beaches, LLC	January 24, 2025	2,410,324	2,410,324	2,410,324	0.6%
107891 – 10225 Investments, LLC	December 11, 2024	46,805	46,805	46,805	0.0%
107982 – Nextgen Eaglerock 13, LLC	October 7, 2024	1,656,684	1,656,684	1,656,684	0.4%
107983 – Nextgen Eaglerock 13, LLC	October 7, 2024	1,684,816	1,684,816	1,684,816	0.4%
107986 – Nextgen Eaglerock 13, LLC	October 7, 2024	2,429,722	2,429,722	2,429,722	0.6%
107997 – Mercado Rodriguez, LLC	September 12, 2024	102,850	102,850	102,850	0.0%
108077 – Fifth Avenue Wyn, LLC	January 24, 2025	1,820,000	1,820,000	1,820,000	0.5%
108167 – Lime Builders, LLC	October 7, 2024	1,516,381	1,516,381	1,516,381	0.4%
108184 – Osprey Ocean, LLC	December 11, 2024	1,607,839	1,607,839	1,607,839	0.4%
108203 – Kirkland 7, LLC	January 24, 2025	1,385,000	1,385,000	1,385,000	0.4%
108252 – Hurricane Construction, Inc	November 5, 2024	2,059,711	2,059,711	2,059,711	0.5%
108299 – WTM Construction Inc.	October 7, 2024	1,371,406	1,371,406	1,371,406	0.4%
108301 – WTM Construction Inc.	October 7, 2024	1,706,058	1,706,058	1,706,058	0.4%
108402 – Eagle Rock 17, LLC	November 5, 2024	1,607,153	1,607,153	1,607,153	0.4%
108405 – Eagle Rock 17, LLC	November 5, 2024	1,615,755	1,615,755	1,615,755	0.4%
108408 – Eagle Rock 17, LLC	November 5, 2024	1,074,368	1,074,368	1,074,368	0.3%
108411 – TruWest, LLC	November 5, 2024	1,627,500	1,627,500	1,627,500	0.4%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
108767 – 2717 NE 29th Street, LLC	October 7, 2024	1,731,262	$1,731,262	$1,731,262	0.5%
108769 – TRG Inglewood, LLC	October 7, 2024	3,609,000	3,609,000	3,609,000	0.9%
108872 – Addison Hesby, LLC	December 11, 2024	2,413,684	2,413,684	2,413,684	0.6%
109030 – VLC Construction & Design, LLC	October 7, 2024	212,722	212,722	212,722	0.1%
109192 – BV Homes, LLC	October 7, 2024	2,082,217	2,082,217	2,082,217	0.5%
109196 – Nexo Investors, LLC	November 5, 2024	389,270	389,270	389,270	0.1%
109322 – 3A Parc, LLC	October 7, 2024	2,308,431	2,308,431	2,308,431	0.6%
109339 – Scott Springs Assets, LLC	November 5, 2024	375,164	375,164	375,164	0.1%
109398 – 1515 Blake, LLC	November 5, 2024	1,079,532	1,079,532	1,079,532	0.3%
109399 – 1515 Blake, LLC	November 5, 2024	1,078,858	1,078,858	1,078,858	0.3%
109448 – Kent 9, LLC	February 27, 2025	566,000	566,000	566,000	0.2%
109450 – Kent 9, LLC	February 27, 2025	566,000	566,000	566,000	0.2%
109696 – Loma Alta 10, LLC	December 11, 2024	289,107	289,107	289,107	0.1%
109697 – Loma Alta 10, LLC	December 11, 2024	289,107	289,107	289,107	0.1%
109703 – Loma Alta 10, LLC	December 11, 2024	289,107	289,107	289,107	0.1%
109704 – Loma Alta 10, LLC	December 11, 2024	289,107	289,107	289,107	0.1%
109798 – JH1 Realty Inc	October 7, 2024	854,354	854,354	854,354	0.2%
109837 – Gramm Ventures, LLC	November 5, 2024	312,900	312,900	312,900	0.1%
110003 – 791 Crandon Holding 707, LLC	October 7, 2024	3,000,000	3,000,000	3,000,000	0.8%
110011 – Dolphin Shores Investments, LLC	November 5, 2024	1,538,130	1,538,130	1,538,130	0.4%
110150 – Black Marlin Group, LLC	October 7, 2024	3,176,834	3,176,834	3,176,834	0.8%
110234 – Mcdonie Properties, LLC	January 10, 2025	1,550,056	1,550,056	1,550,056	0.4%
110342 – Bravo Builders Enterprises, LLC	January 24, 2025	2,318,508	2,318,508	2,318,508	0.6%
110465 – TJR Development Inc.	December 11, 2024	1,578,715	1,578,715	1,578,715	0.4%
110811 – 8935 Froude Ave, LLC	December 11, 2024	1,551,965	1,551,965	1,551,965	0.4%
110815 – DaVinci Development, LLC	December 11, 2024	1,235,600	1,235,600	1,235,600	0.3%
110820 – JT Real Estate Capital Group, LLC	January 10, 2025	1,426,191	1,426,191	1,426,191	0.4%
111076 – Twenty, LLC	November 5, 2024	1,235,117	1,235,117	1,235,117	0.3%
111089 – 317-319 Laurel Avenue, LLC	December 11, 2024	913,150	913,150	913,150	0.2%
111108 – Vesta Investments, LLC	November 5, 2024	937,760	937,760	937,760	0.2%
111141 – Estela Specs 7, LLC	November 5, 2024	425,161	425,161	425,161	0.1%
111792 – 88th Street Homes, LLC	January 24, 2025	617,865	617,865	617,865	0.2%
111801 – Ronpache Investments and Trade, LLC	December 11, 2024	216,450	216,450	216,450	0.1%
111834 – Red Cedar Development, LLC	December 11, 2024	1,054,794	1,054,794	1,054,794	0.3%
111866 – Colfax District, LLC	December 11, 2024	2,516,669	2,516,669	2,516,669	0.7%
111894 – Up Ruiz Investments, LLC	January 10, 2025	197,300	197,300	197,300	0.1%
111941 – 2k Development, LLC	December 11, 2024	888,811	888,811	888,811	0.2%
112068 – Dwell LA, LLC	January 24, 2025	3,109,545	3,109,545	3,109,545	0.8%
112080 – IEG Pioche, LLC	March 21, 2025	4,975,000	4,975,000	4,975,000	1.3%
112135 – Twenty, LLC	November 5, 2024	427,399	427,399	427,399	0.1%
112319 – 1120 Coronado CS, LLC	December 11, 2024	3,543,000	3,543,000	3,543,000	0.9%
112340 – Wivilmi Investments, LLC	January 24, 2025	191,675	191,675	191,675	0.1%
112350 – JH1 Realty Inc.	December 11, 2024	2,211,464	2,211,464	2,211,464	0.6%
112351 – BV Homes, LLC	January 10, 2025	1,591,169	1,591,169	1,591,169	0.4%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
112430 – 31 Edward, LLC	January 24, 2025	1,545,161	$1,545,161	$1,545,161	0.4%
112549 – Twenty, LLC	November 5, 2024	427,399	427,399	427,399	0.1%
112558 – 44th Ave Developers, LLC	December 11, 2024	942,667	942,667	942,667	0.2%
112559 – 44th Ave Developers, LLC	December 11, 2024	1,077,333	1,077,333	1,077,333	0.3%
112598 – Villa Bello At Zona, LLC	December 11, 2024	2,044,952	2,044,952	2,044,952	0.5%
112599 – Villa Bello At Zona, LLC	December 11, 2024	1,219,878	1,219,878	1,219,878	0.3%
112724 – Mosin Properties, LLC	December 11, 2024	280,755	280,755	280,755	0.1%
112735 – Hyde L303, LLC	November 5, 2024	287,000	287,000	287,000	0.1%
112961 – Veluva, LLC	December 11, 2024	420,000	420,000	420,000	0.1%
113395 – Del Invest BC2, LLC	January 10, 2025	390,000	390,000	390,000	0.1%
113656 – HAR Carmel, LLC	January 10, 2025	2,986,076	2,986,076	2,986,076	0.8%
113657 – Assemble Capital Manager, LLC	December 11, 2024	1,408,461	1,408,461	1,408,461	0.4%
113734 – MF Real Estate Investment, LLC	January 10, 2025	1,280,000	1,280,000	1,280,000	0.3%
113824 – Caterra Property 3, LLC	January 10, 2025	1,344,759	1,344,759	1,344,759	0.4%
113965 – JulianMore, LLC	January 24, 2025	3,119,060	3,119,060	3,119,060	0.8%
114043 – 5913 Lubao Ave, LLC	January 10, 2025	1,999,263	1,999,263	1,999,263	0.5%
114069 – 4940 Cherry, LLC	January 10, 2025	1,148,181	1,148,181	1,148,181	0.3%
114071 – 3144 Elizabeth, LLC	January 10, 2025	1,326,312	1,326,312	1,326,312	0.3%
114193 – 541 Normandy 2024, LLC	January 24, 2025	564,573	564,573	564,573	0.2%
114219 – AMS Home Invest, LLC	January 24, 2025	335,197	335,197	335,197	0.1%
114221 – CF 4942 Topanga, LLC	March 21, 2025	1,572,440	1,572,440	1,572,440	0.4%
114305 – 15440 Dickens, LLC	January 24, 2025	1,311,964	1,311,964	1,311,964	0.3%
114307 – BellaB Real Estate, LLC	January 10, 2025	1,552,500	1,552,500	1,552,500	0.4%
114309 – Drenkorp, LLC	June 20, 2025	184,500	184,500	184,500	0.1%
114521 – 599 Bayshore 2024, LLC	January 10, 2025	596,613	596,613	596,613	0.2%
114694 – BH Magic Investments, LLC	January 24, 2025	1,403,623	1,403,623	1,403,623	0.4%
114713 – MG Property Group 2, LLC	January 10, 2025	602,000	602,000	602,000	0.2%
114901 – Torre Projects, LLC	January 24, 2025	198,375	198,375	198,375	0.1%
114902 – Torre Projects, LLC	January 24, 2025	188,123	188,123	188,123	0.1%
114909 – Loitzk Batim 930, LLC	January 24, 2025	879,114	879,114	879,114	0.2%
114913 – Loitzk Batim 930, LLC	January 10, 2025	879,114	879,114	879,114	0.2%
114914 – Loitzk Batim 930, LLC	January 10, 2025	1,175,289	1,175,289	1,175,289	0.3%
114920 – Loitzk Batim 930, LLC	January 10, 2025	789,014	789,014	789,014	0.2%
114921 – Mayar International, LLC	January 10, 2025	829,960	829,960	829,960	0.2%
115004 – 2k Development, LLC	January 24, 2025	1,527,690	1,527,690	1,527,690	0.4%
115005 – 125 Lee Street, LLC	February 27, 2025	4,080,000	4,080,000	4,080,000	1.1%
115011 – 4115 Shadyglade, LLC	April 17, 2025	2,812,500	2,812,500	2,812,500	0.7%
115081 – Macedo Property Development, LLC	January 24, 2025	680,000	680,000	680,000	0.2%
115108 – Pronghorn Development, LLC	January 24, 2025	73,500	73,500	73,500	0.0%
115109 – Pronghorn Development, LLC	January 24, 2025	83,500	83,500	83,500	0.0%
115205 – Westchester Avenue, LLC	February 27, 2025	459,000	459,000	459,000	0.1%
115231 – Shoreline 940, LLC	January 10, 2025	867,298	867,298	867,298	0.2%
115378 – Buza Family Trust, LLC	January 10, 2025	1,111,000	1,111,000	1,111,000	0.3%
115414 – Gallery Terra Lago, LLC	January 24, 2025	924,000	924,000	924,000	0.2%
115415 – Gallery Terra Lago, LLC	January 24, 2025	462,000	462,000	462,000	0.1%
115417 – Clamhor 2, LLC	January 10, 2025	2,696,308	2,696,308	2,696,308	0.7%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
115697 – Grey Collective, LLC	January 10, 2025	1,063,350	$1,063,350	$1,063,350	0.3%
115864 – TVR 2, LLC	January 24, 2025	382,790	382,790	382,790	0.1%
116028 – 12 Geneva St, LLC	January 10, 2025	1,740,976	1,740,976	1,740,976	0.5%
116301 – Halona Development Group, LLC	January 24, 2025	164,554	164,554	164,554	0.0%
117082 – Wilton JT, LLC	February 27, 2025	377,817	377,817	377,817	0.1%
117205 – Axon Real Estate Investments, LLC	March 21, 2025	1,469,569	1,469,569	1,469,569	0.4%
117241 – 1813-60 Binyan, LLC	March 21, 2025	2,698,746	2,698,746	2,698,746	0.7%
117318 – 662 Granada St., LLC	January 24, 2025	1,003,791	1,003,791	1,003,791	0.3%
117396 – Cygnus Construction, LLC	February 27, 2025	486,025	486,025	486,025	0.1%
117420 – BJB 1321 Management, LLC	February 27, 2025	2,475,000	2,475,000	2,475,000	0.6%
117421 – Royal Management Group, LLC	February 27, 2025	100,007	100,007	100,007	0.0%
117439 – Valor Tower, Inc	February 27, 2025	4,445,057	4,445,057	4,445,057	1.2%
117664 – Retail Bee, LLC	February 27, 2025	131,250	131,250	131,250	0.0%
117679 – Vault Money Investments, LLC	February 27, 2025	2,144,720	2,144,720	2,144,720	0.5%
117712 – RR 2710 Development Group, LLC	February 27, 2025	1,114,650	1,114,650	1,114,650	0.3%
117729 – Built Full Homes, LLC	April 17, 2025	12,000	12,000	12,000	0.0%
117767 – S&B Building Your Home, LLC	February 27, 2025	58,620	58,620	58,620	0.0%
117770 – G3 Gomes, LLC	February 27, 2025	87,264	87,264	87,264	0.0%
117775 – Solid Residences, LLC	February 27, 2025	186,766	186,766	186,766	0.1%
118026 – Holliday Homes, LLC	April 2, 2025	390,200	390,200	390,200	0.1%
118242 – Ramsgate Property, LLC	April 2, 2025	2,072,000	2,072,000	2,072,000	0.5%
118588 – Carolinas Builders, LLC	April 17, 2025	1,215,000	1,215,000	1,215,000	0.3%
118590 – Carolinas Builders, LLC	April 17, 2025	1,215,000	1,215,000	1,215,000	0.3%
118591 – Carolinas Builders, LLC	April 17, 2025	1,215,000	1,215,000	1,215,000	0.3%
118708 – O.Rhyan Capital Management, LLC	April 2, 2025	1,855,750	1,855,750	1,855,750	0.5%
118766 – Hazen Grp, LLC	April 2, 2025	4,250,644	4,250,644	4,250,644	1.1%
118866 – BV Homes LLC	February 27, 2025	226,587	226,587	226,587	0.1%
118912 – North Fitzhugh LP, LLC	March 21, 2025	734,600	734,600	734,600	0.2%
118929 – 842 Meadow Creek, LLC	March 21, 2025	733,099	733,099	733,099	0.2%
119128 – Burien 10, LLC	March 21, 2025	647,628	647,628	647,628	0.2%
119132 – Burien 10, LLC	March 21, 2025	610,378	610,378	610,378	0.2%
119137 – Burien 10, LLC	March 21, 2025	569,104	569,104	569,104	0.2%
119374 – 1909 McMillan LLC	April 2, 2025	1,410,000	1,410,000	1,410,000	0.4%
119487 – CAP Housing, LLC	March 21, 2025	193,500	193,500	193,500	0.1%
119537 – AJ15305, LLC	March 21, 2025	1,896,827	1,896,827	1,896,827	0.5%
119548 – 15 Carmela Terrace, LLC	April 17, 2025	185,000	185,000	185,000	0.1%
119564 – R.I USA Multiservices, LLC	April 17, 2025	1,502,301	1,502,301	1,502,301	0.4%
119622 – Parkside Homes, LLC	April 2, 2025	1,299,719	1,299,719	1,299,719	0.3%
119640 – Valvera Investments, LLC	March 21, 2025	127,014	127,014	127,014	0.0%
119721 – Fortune Investment Group LLC	April 2, 2025	333,000	333,000	333,000	0.1%
120177 – Grey Collective, LLC	March 21, 2025	1,232,500	1,232,500	1,232,500	0.3%
120181 – 75 NW 41 St. Holdings, LLC	April 2, 2025	1,181,832	1,181,832	1,181,832	0.3%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
120265 – N&B Real Estate Investment Group, LLC	March 21, 2025	167,582	$167,582	$167,582	0.0%
120293 – 1812 Hunters Glen, LLC	April 2, 2025	1,666,000	1,666,000	1,666,000	0.4%
120294 – IVCM Holdings, LLC	April 2, 2025	463,000	463,000	463,000	0.1%
120373 – 46 Fayette, LLC	March 21, 2025	1,462,460	1,462,460	1,462,460	0.4%
120604 – GP Ocala VI, LLC	March 21, 2025	557,978	557,978	557,978	0.1%
120680 – 907 Morton St., LLC	April 2, 2025	484,253	484,253	484,253	0.1%
120798 – Basad, LLC	April 2, 2025	1,742,500	1,742,500	1,742,500	0.5%
120806 – 4848 Fulton, LLC	April 17, 2025	1,000,000	1,000,000	1,000,000	0.3%
120964 – 4-8 E. Springfield, LLC	April 17, 2025	2,230,555	2,230,555	2,230,555	0.6%
121021 – Black Marlin Group, LLC	April 2, 2025	2,533,104	2,533,104	2,533,104	0.7%
121026 – Sweet Home Advisors, LLC	April 17, 2025	2,865,000	2,865,000	2,865,000	0.7%
121154 – W Baker St. Apts., LLC	April 17, 2025	338,751	338,751	338,751	0.1%
121256 – Cornest Development, LLC	April 17, 2025	171,208	171,208	171,208	0.0%
121258 – AD Customs, LLC	April 17, 2025	98,484	98,484	98,484	0.0%
121259 – GK Capital GP, LLC	April 17, 2025	737,432	737,432	737,432	0.2%
121261 – Watson Recovery Enterprises, LLC	April 17, 2025	17,250	17,250	17,250	0.0%
121262 – LLG Enterprises, LLC	April 17, 2025	102,740	102,740	102,740	0.0%
121264 – Ground-Up Customz, LLC/Empower Estates Customs, LLC	April 17, 2025	306,166	306,166	306,166	0.1%
121265 – Pelican Equity Partnership, Inc.	April 17, 2025	297,300	297,300	297,300	0.1%
121266 – Vertex Custom Homes, LLC	April 17, 2025	334,789	334,789	334,789	0.1%
121267 – Manzaba Property Investments, LLC	April 17, 2025	96,250	96,250	96,250	0.0%
121268 – Hibernia Investment, LLC	April 17, 2025	354,539	354,539	354,539	0.1%
121269 – Aceluxvilla, LLC	April 17, 2025	226,150	226,150	226,150	0.1%
121270 – MZRCO, LLC	April 17, 2025	46,375	46,375	46,375	0.0%
121271 – DK Advantage, LLC	April 17, 2025	221,880	221,880	221,880	0.1%
121272 – Guatehome & Vas, LLC	April 17, 2025	189,825	189,825	189,825	0.0%
121280 – Neighborhood Laundromat, LLC	April 17, 2025	619,181	619,181	619,181	0.2%
121283 – Latin Flooring, LLC	April 17, 2025	317,300	317,300	317,300	0.1%
121620 – 2305 Tamarind Drive, LLC	April 17, 2025	1,650,000	1,650,000	1,650,000	0.4%
121644 – BJB 1321 Management, LLC	April 17, 2025	2,520,000	2,520,000	2,520,000	0.6%
121664 – Platinum Enterprise, LLC	April 17, 2025	684,000	684,000	684,000	0.2%
121901 – Black Star Development, LLC	April 17, 2025	1,422,000	1,422,000	1,422,000	0.4%
121917 – Bidwell Commons Townhomes, LLC	April 17, 2025	699,500	699,500	699,500	0.2%
121927 – TwoRDZ Alpha Project, LLC	April 17, 2025	621,566	621,566	621,566	0.2%
122126 – Oak View Development, LLC	June 20, 2025	1,848,750	1,848,750	1,848,750	0.5%
122295 – Wolf Contracting, LLC	June 20, 2025	141,179	141,179	141,179	0.0%
122563 – Black Star Development, LLC	April 17, 2025	1,500,000	1,500,000	1,500,000	0.4%
122571 – Black Star Development, LLC	April 17, 2025	1,500,000	1,500,000	1,500,000	0.4%
122718 – Dommus Construction Corp.	June 27, 2025	114,000	114,000	114,000	0.0%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
122723 – 3302 Park, LLC		275,000	$275,000	$275,000	0.1%
122724 – 151 S St. NW, LLC		275,000	275,000	275,000	0.1%
122840 – HHH Rentals, LLC	June 20, 2025	447,550	447,550	447,550	0.1%
122841 – HHH Rentals, LLC	June 20, 2025	505,050	505,050	505,050	0.1%
123234 – 5225 Connecticut Owner, LLC & WE 5225 Connecticut Ave, LLC		1,750,000	1,750,000	1,750,000	0.4%
123238 – Prada Home Ventures, LLC	June 27, 2025	12,960	12,960	12,960	0.0%
123392 – 429 13th St. NE, LLC	May 2, 2025	7,200,000	7,200,000	7,200,000	1.9%
123411 – RKAI Properties, LLC & Baruj Hashem	June 20, 2025	251,625	251,625	251,625	0.1%
123412 – Thirty Seven Sunrise, LLC	June 27, 2025	1,300,001	1,300,001	1,300,001	0.3%
123424 – S&P Construction & Development, LLC	June 20, 2025	42,240	42,240	42,240	0.0%
123469 – 5601 Fishburn, LLC	June 27, 2025	3,245,000	3,245,000	3,245,000	0.8%
123471 – Rental Shop Development, LLC	June 20, 2025	108,000	108,000	108,000	0.0%
123488 – IDS Construction Company, LLC	June 20, 2025	1,095,000	1,095,000	1,095,000	0.3%
123565 – Duran USA Group, LLC	June 20, 2025	25,200	25,200	25,200	0.0%
123689 – VIP Homes, LLC	June 20, 2025	16,950	16,950	16,950	0.0%
123842 – VIP Homes, LLC	June 20, 2025	21,000	21,000	21,000	0.0%
123892 – 36 Cyril, LLC	June 27, 2025	477,506	477,506	477,506	0.1%
123893 – 36 Cyril, LLC	June 20, 2025	552,198	552,198	552,198	0.1%
123904 – Habitus Coconut Grove F1-C, LLC	June 27, 2025	2,579,500	2,579,500	2,579,500	0.7%
123913 – 30 NW 59 Street Investment, LLC	June 20, 2025	1,512,986	1,512,986	1,512,986	0.4%
124118 – MIA Residences, LLC	June 27, 2025	1,197,687	1,197,687	1,197,687	0.3%
124121 – MIA Residences, LLC	June 27, 2025	1,152,372	1,152,372	1,152,372	0.3%
124922 – GS West Coast Investments, LLC	June 27, 2025	3,300,000	3,300,000	3,300,000	0.9%
124951 – Robert Eric Epps, LLC	June 20, 2025	135,000	135,000	135,000	0.0%
124986 – MAAS Rehab, LLC & Mary Ellen and Mary Lee, LLC	June 27, 2025	18,500	18,500	18,500	0.0%
125124 – 526 NW 15th Terr, LLC	June 27, 2025	254,970	254,970	254,970	0.1%
125125 – 634 NW 12th Ave, LLC	June 27, 2025	314,463	314,463	314,463	0.1%
125229 – La Sabana, LLC	June 27, 2025	240,000	240,000	240,000	0.1%
125266 – Bella Vida 3, LLC	June 27, 2025	675,000	675,000	675,000	0.2%
125272 – Solida I Real Estate, L.P.	June 27, 2025	81,076	81,076	81,076	0.0%
125273 – Solida I Real Estate, L.P.	June 27, 2025	30,000	30,000	30,000	0.0%
125300 – Andyvale, LLC	June 27, 2025	260,250	260,250	260,250	0.1%
125328 – New Ace Properties, LLC	June 20, 2025	1,704,500	1,704,500	1,704,500	0.4%
125337 – Schurman Cottages, LLC	June 27, 2025	180,000	180,000	180,000	0.0%
125430 – Bravo Investments Of Florida, LLC	June 27, 2025	469,250	469,250	469,250	0.1%
125565 – M & J Pham Development, LLC	June 27, 2025	1,400,000	1,400,000	1,400,000	0.4%
125570 – M & J Pham Development, LLC	June 27, 2025	3,571,750	3,571,750	3,571,750	0.9%
125583 – Open Water Realty, LLC	June 27, 2025	12,600	12,600	12,600	0.0%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
125623 – Willa Mae Investments, LLC	June 27, 2025	1,412,917	$1,412,917	$1,412,917	0.4%
125690 – 625 Worthington, LLC	June 27, 2025	354,000	354,000	354,000	0.1%
125694 – Damai Resort Investments, LLC	June 27, 2025	1,811,250	1,811,250	1,811,250	0.5%
125774 – One Star Development, LLC	June 20, 2025	1,560,000	1,560,000	1,560,000	0.4%
125941 – Bravo Investments Of Florida, LLC	June 20, 2025	386,100	386,100	386,100	0.1%
126022 – Charleston Affordable Development Group, LLC	June 27, 2025	39,000	39,000	39,000	0.0%
126032 – Charleston Affordable Development Group, LLC	June 20, 2025	60,000	60,000	60,000	0.0%
126105 – B Life Capital 26, LLC	June 20, 2025	1,287,000	1,287,000	1,287,000	0.3%
126258 – 1124 NW 2nd St., LLC	June 20, 2025	446,250	446,250	446,250	0.1%
126260 – 805 NW 12th Ave, LLC	June 20, 2025	313,000	313,000	313,000	0.1%
126347 – Lilikoi Two Development, LLC	June 27, 2025	1,999,500	1,999,500	1,999,500	0.5%
TL Lone Peak Marketplace, LLC	January 31, 2024	5,312,590	5,312,590	5,312,590	1.4%
TL Pepperell Mill, LLC	December 23, 2024	7,359,092	7,359,092	7,359,092	1.9%
			$666,434,562	$666,434,562

9. Contingencies and commitments

In the normal course of business, the Fund will enter into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. At June 30, 2025, the Fund reasonably believes its assets will provide adequate cover to satisfy all its unfunded commitments. The Fund’s unfunded commitments as of June 30, 2025 are as follows:

Participation Notes	Unfunded Commitments	Unfunded Commitments Fair Value
3330 – 3601 Parking, LLC & N Ocean Blvd, LLC	$1,081,866	$1,081,866
3340 – San Antonio Palo Alto, LLC	257,626	257,626
3356 – GK West 47th, LLC	591,729	591,729
3358 – 123 Speer Owner, LP	743,098	743,098
3383 – Textor Family Holdings, LLC	599,780	599,780
3391 – ZDJ W 37, LLC	19,043,336	19,043,336
3398 – 305 Briny	3,065,719	3,065,719
3399 – Malibu, LLC	1,528,404	1,528,404
3403 – Nash Street Property Associates, LLC	1,672,366	1,672,366
3407 – 57 Canton Place	2,433,798	2,433,798
3412 – 105-107 Bank Street	302,790	302,790
3413 – 700, 706, & 710 Division Street & 714 8th Avenue South	368,460	368,460
3434 – 1 Water Street	260,931	260,931
83824 – 2511 NW 25 Ave., LLC	1,114,343	1,114,343

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
9. Contingencies and commitments – (Continued)
Participation Notes	Unfunded Commitments	Unfunded Commitments Fair Value
91530 – RRCAP-FA Blume Road, LLC3	$5,063,332	$5,063,332
91574 – A5 International Properties, LLC	187,048	187,048
91575 – A5 International Properties, LLC	187,048	187,048
91576 – A5 International Properties, LLC	184,796	184,796
91577 – A5 International Properties, LLC	186,973	186,973
91578 – A5 International Properties, LLC	184,010	184,010
92567 – BSD Drexel, LLC	744,800	744,800
92804 – Dylan Mason Luxury Homes, LLC	1,832,250	1,832,250
94110 – A5 International Properties, LLC	184,423	184,423
94111 – A5 International Properties, LLC	182,548	182,548
94112 – A5 International Properties, LLC	182,548	182,548
94113 – A5 International Properties, LLC	179,548	179,548
94114 – A5 International Properties, LLC	180,045	180,045
96228 – 10229 – 10233 Eton Avenue, LLC	2,428,000	2,428,000
96229 – 10229 – 10233 Eton Avenue, LLC	2,428,000	2,428,000
96483 – Affordable Housing Group LTD, LLC	4,145,000	4,145,000
96752 – Rhino Homes, LLC	1,942,489	1,942,489
96921 – 514 LA Flor, LLC	422,400	422,400
97931 – 2316 PCDEV, LLC	2,337,500	2,337,500
98104 – Desert Modern Development, LLC	1,065,000	1,065,000
98258 – 1740 PCDEV, LLC	1,250,000	1,250,000
98617 – Lakeview Real Estate Fund, LLC	4,170,000	4,170,000
98618 – Lakeview Real Estate Fund, LLC	4,750,000	4,750,000
98619 – Lakeview Real Estate Fund, LLC	4,430,000	4,430,000
98620 – Lakeview Real Estate Fund, LLC	4,235,000	4,235,000
98767 – 426 E. 17th St., LLC	228,000	228,000
98769 – 1292 Beauregard, LLC	270,000	270,000
98771 – 1292 Beauregard, LLC	266,000	266,000
98803 – Moon Equities, LLC	550,000	550,000
99183 – 331 N. Olive St. Holding, LLC	225,000	225,000
99191 – 2204 Conquista Ave. Holding, LLC	1,018,000	1,018,000
99269 – 1688 Sunset Plaza Drive Partners, LLC	2,422,000	2,422,000
99956 – Mao Developers, LLC	58,000	58,000
100356 – NRM Group, LLC	1,813,895	1,813,895
100357 – NRM Group, LLC	2,129,204	2,129,204
100358 – NRM Group, LLC	1,911,395	1,911,395
100359 – NRM Group, LLC	2,075,000	2,075,000
100364 – Brilliant Funding, LLC	250,971	250,971
100369 – Brilliant Funding, LLC	254,371	254,371
100370 – Brilliant Funding, LLC	252,671	252,671
100371 – Brilliant Funding, LLC	252,671	252,671
100408 – HARING57, LLC	1,075,794	1,075,794
101115 – MSR Starglide Canterbury Homes, LLC	1,723,800	1,723,800

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
9. Contingencies and commitments – (Continued)
Participation Notes	Unfunded Commitments	Unfunded Commitments Fair Value
101219 – ACE Jaynes, LLC	$660,000	$660,000
101221 – USA Luxury Developer II, Inc.	2,000,000	2,000,000
101227 – Rhoi Properties, Inc	1,060,416	1,060,416
101246 – White Sand Real Estate Solutions, LLC	450,000	450,000
101248 – White Sand Real Estate Solutions, LLC	450,000	450,000
101296 – 5700 Clemson, LLC	2,400,000	2,400,000
101753 – NRI Portfolios, LLC	1,400,000	1,400,000
101808 – Educate Capital, LLC	1,615,000	1,615,000
101873 – Valentin Construction & Development, LLC	2,200,000	2,200,000
102044 – Lian 166 Washington, LLC	1,900,000	1,900,000
102093 – Danva Prosper Fontanarosa Homes, LLC	1,201,500	1,201,500
102094 – Danva Prosper Fontanarosa Homes, LLC	1,501,875	1,501,875
102095 – Danva Prosper Fontanarosa Homes, LLC	1,501,875	1,501,875
102096 – Danva Prosper Fontanarosa Homes, LLC	901,125	901,125
102097 – Danva Prosper Fontanarosa Homes, LLC	1,501,875	1,501,875
102111 – Westlake Mountainview, LLC	1,336,500	1,336,500
102126 – 19142 Keswick St., LLC	1,075,000	1,075,000
102137 – Gill Development, LLC	1,429,000	1,429,000
102535 – TRMF & Associates, LLC	771,380	771,380
102607 – 158 & 160 Eckerson, LLC	3,036,000	3,036,000
102608 – 158 & 160 Eckerson, LLC	1,635,000	1,635,000
102696 – 4798 NE 2nd Ave., LLC	1,250,000	1,250,000
102697 – 4798 NE 2nd Ave., LLC	1,250,000	1,250,000
102698 – 4798 NE 2nd Ave., LLC	1,250,000	1,250,000
103728 – Barcel, LLC	1,020,390	1,020,390
103771 – Rhino Homes, LLC	1,875,000	1,875,000
103772 – Rhino Homes, LLC	2,448,000	2,448,000
103778 – Erin Maher	671,287	671,287
103790 – Winner Participations, LLC	330,000	330,000
103980 – KPI Equity Holdings I, LLC	480,251	480,251
104447 – Watermark Homes, LLC	2,271,666	2,271,666
104480 – Elmer Avenue, LLC	1,550,000	1,550,000
105003 – 43 Westwood, LLC	1,922,145	1,922,145
105004 – 43 Westwood, LLC	3,105,840	3,105,840
105005 – 43 Westwood, LLC	2,712,962	2,712,962
105006 – 43 Westwood, LLC	2,712,962	2,712,962
105238 – MSR 59 Ridge Homes, LLC	671,887	671,887
105241 – MSR 59 Ridge Homes, LLC	1,288,996	1,288,996
105242 – MSR 59 Ridge Homes, LLC	1,801,802	1,801,802
105243 – GT Three, LLC	2,445,293	2,445,293
105247 – GT Three, LLC	2,683,025	2,683,025
105261 – SeaScape Homes, LLC	1,431,111	1,431,111
106039 – Moonlighting Property Investment, LLC	54,340	54,340

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
9. Contingencies and commitments – (Continued)
Participation Notes	Unfunded Commitments	Unfunded Commitments Fair Value
106767 – Torre Projects, LLC	$374,821	$374,821
107094 – Grande Vita Homes, LLC	899,176	899,176
107180 – 902 8th St., LLC	60,000	60,000
107654 – Cardinal Capital Investment Group, LLC	494,187	494,187
107845 – Keys of Tomorrow, LLC	188,950	188,950
107884 – Blake Development of the Palm Beaches, LLC	1,572,739	1,572,739
107891 – 10225 Investments, LLC	492,195	492,195
107982 – Nextgen Eaglerock 13, LLC	624,952	624,952
107983 – Nextgen Eaglerock 13, LLC	603,000	603,000
107986 – Nextgen Eaglerock 13, LLC	970,408	970,408
107997 – Mercado Rodriguez, LLC	55,102	55,102
108167 – Lime Builders, LLC	1,915,000	1,915,000
108184 – Osprey Ocean, LLC	1,582,899	1,582,899
108203 – Kirkland 7, LLC	1,923,000	1,923,000
108252 – Hurricane Construction, Inc	50,000	50,000
108299 – WTM Construction Inc.	1,869,000	1,869,000
108301 – WTM Construction Inc.	3,163,326	3,163,326
108402 – Eagle Rock 17, LLC	1,675,000	1,675,000
108405 – Eagle Rock 17, LLC	1,675,000	1,675,000
108408 – Eagle Rock 17, LLC	1,300,000	1,300,000
108767 – 2717 NE 29th Street, LLC	2,500,000	2,500,000
108872 – Addison Hesby, LLC	620,000	620,000
109030 – VLC Construction & Design, LLC	240,000	240,000
109192 – BV Homes, LLC	1,562,539	1,562,539
109196 – Nexo Investors, LLC	83,270	83,270
109322 – 3A Parc, LLC	533,000	533,000
109339 – Scott Springs Assets, LLC	374,496	374,496
109398 – 1515 Blake, LLC	702,000	702,000
109399 – 1515 Blake, LLC	702,000	702,000
109448 – Kent 9, LLC	984,000	984,000
109450 – Kent 9, LLC	984,000	984,000
109696 – Loma Alta 10, LLC	1,126,968	1,126,968
109697 – Loma Alta 10, LLC	1,126,968	1,126,968
109703 – Loma Alta 10, LLC	1,126,968	1,126,968
109704 – Loma Alta 10, LLC	1,126,968	1,126,968
109798 – JH1 Realty Inc	276,000	276,000
110150 – Black Marlin Group, LLC	2,461,315	2,461,315
110234 – Mcdonie Properties, LLC	2,260,000	2,260,000
110342 – Bravo Builders Enterprises, LLC	1,401,750	1,401,750
110465 – TJR Development Inc.	1,568,000	1,568,000
110811 – 8935 Froude Ave, LLC	1,996,223	1,996,223
110815 – DaVinci Development, LLC	653,347	653,347
110820 – JT Real Estate Capital Group, LLC	1,354,601	1,354,601

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
9. Contingencies and commitments – (Continued)
Participation Notes	Unfunded Commitments	Unfunded Commitments Fair Value
111076 – Twenty, LLC	$1,600,000	$1,600,000
111089 – 317-319 Laurel Avenue, LLC	1,150,000	1,150,000
111108 – Vesta Investments, LLC	1,521,881	1,521,881
111141 – Estela Specs 7, LLC	1,201,605	1,201,605
111792 – 88th Street Homes, LLC	1,790,000	1,790,000
111801 – Ronpache Investments and Trade, LLC	63,000	63,000
111834 – Red Cedar Development, LLC	200,000	200,000
111866 – Colfax District, LLC	1,039,500	1,039,500
111894 – Up Ruiz Investments, LLC	223,200	223,200
111941 – 2k Development, LLC	1,500,000	1,500,000
112068 – Dwell LA, LLC	2,483,000	2,483,000
112135 – Twenty, LLC	1,320,865	1,320,865
112340 – Wivilmi Investments, LLC	102,349	102,349
112350 – JH1 Realty Inc.	450,000	450,000
112351 – BV Homes, LLC	2,446,622	2,446,622
112430 – 31 Edward, LLC	2,448,925	2,448,925
112549 – Twenty, LLC	1,320,865	1,320,865
112558 – 44th Ave Developers, LLC	2,486,674	2,486,674
112559 – 44th Ave Developers, LLC	2,841,913	2,841,913
112598 – Villa Bello At Zona, LLC	2,200,000	2,200,000
112599 – Villa Bello At Zona, LLC	2,450,000	2,450,000
112724 – Mosin Properties, LLC	238,755	238,755
113395 – Del Invest BC2, LLC	1,570,000	1,570,000
113656 – HAR Carmel, LLC	1,640,000	1,640,000
113657 – Assemble Capital Manager, LLC	894,188	894,188
113734 – MF Real Estate Investment, LLC	955,000	955,000
113824 – Caterra Property 3, LLC	1,210,000	1,210,000
113965 – JulianMore, LLC	1,791,981	1,791,981
114043 – 5913 Lubao Ave, LLC	1,641,000	1,641,000
114069 – 4940 Cherry, LLC	1,944,760	1,944,760
114071 – 3144 Elizabeth, LLC	2,400,000	2,400,000
114193 – 541 Normandy 2024, LLC	1,105,000	1,105,000
114219 – AMS Home Invest, LLC	60,000	60,000
114221 – CF 4942 Topanga, LLC	1,685,000	1,685,000
114307 – BellaB Real Estate, LLC	50,000	50,000
114309 – Drenkorp, LLC	1,422,096	1,422,096
114521 – 599 Bayshore 2024, LLC	1,365,000	1,365,000
114694 – BH Magic Investments, LLC	665,000	665,000
114901 – Torre Projects, LLC	255,050	255,050
114902 – Torre Projects, LLC	253,117	253,117
114909 – Loitzk Batim 930, LLC	1,334,348	1,334,348
114913 – Loitzk Batim 930, LLC	1,334,348	1,334,348
114914 – Loitzk Batim 930, LLC	1,334,348	1,334,348

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
9. Contingencies and commitments – (Continued)
Participation Notes	Unfunded Commitments	Unfunded Commitments Fair Value
114920 – Loitzk Batim 930, LLC	$1,334,348	$1,334,348
114921 – Mayar International, LLC	125,000	125,000
115004 – 2k Development, LLC	2,840,500	2,840,500
115011 – 4115 Shadyglade, LLC	1,047,500	1,047,500
115081 – Macedo Property Development, LLC	114,240	114,240
115108 – Pronghorn Development, LLC	620,500	620,500
115109 – Pronghorn Development, LLC	631,400	631,400
115205 – Westchester Avenue, LLC	1,500,699	1,500,699
115231 – Shoreline 940, LLC	2,340,000	2,340,000
115417 – Clamhor 2, LLC	791,250	791,250
115697 – Grey Collective, LLC	2,058,074	2,058,074
116028 – 12 Geneva St, LLC	1,360,000	1,360,000
116301 – Halona Development Group, LLC	180,656	180,656
117082 – Wilton JT, LLC	806,000	806,000
117205 – Axon Real Estate Investments, LLC	1,486,063	1,486,063
117241 – 1813-60 Binyan, LLC	1,565,000	1,565,000
117318 – 662 Granada St., LLC	245,930	245,930
117396 – Cygnus Construction, LLC	853,375	853,375
117421 – Royal Management Group, LLC	46,993	46,993
117439 – Valor Tower, Inc	1,290,014	1,290,014
117679 – Vault Money Investments, LLC	170,000	170,000
117712 – RR 2710 Development Group, LLC	1,160,000	1,160,000
117729 – Built Full Homes, LLC	223,600	223,600
117767 – S&B Building Your Home, LLC	223,706	223,706
117770 – G3 Gomes, LLC	224,146	224,146
117775 – Solid Residences, LLC	221,400	221,400
118026 – Holliday Homes, LLC	813,300	813,300
118242 – Ramsgate Property, LLC	100,000	100,000
118708 – O.Rhyan Capital Management, LLC	252,750	252,750
118766 – Hazen Grp, LLC	1,055,000	1,055,000
118866 – BV Homes LLC	123,798	123,798
118912 – North Fitzhugh LP, LLC	2,131,500	2,131,500
118929 – 842 Meadow Creek, LLC	1,533,500	1,533,500
119128 – Burien 10, LLC	1,008,257	1,008,257
119132 – Burien 10, LLC	1,008,257	1,008,257
119137 – Burien 10, LLC	1,008,257	1,008,257
119487 – CAP Housing, LLC	27,000	27,000
119537 – AJ15305, LLC	750,000	750,000
119548 – 15 Carmela Terrace, LLC	60,000	60,000
119564 – R.I USA Multiservices, LLC	2,016,000	2,016,000
119622 – Parkside Homes, LLC	2,003,622	2,003,622
119640 – Valvera Investments, LLC	193,000	193,000

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
9. Contingencies and commitments – (Continued)
Participation Notes	Unfunded Commitments	Unfunded Commitments Fair Value
119721 – Fortune Investment Group LLC	$42,900	$42,900
120177 – Grey Collective, LLC	2,058,378	2,058,378
120181 – 75 NW 41 St. Holdings, LLC	1,605,802	1,605,802
120265 – N&B Real Estate Investment Group, LLC	46,970	46,970
120294 – IVCM Holdings, LLC	20,000	20,000
120373 – 46 Fayette, LLC	875,000	875,000
120680 – 907 Morton St., LLC	531,500	531,500
120798 – Basad, LLC	1,402,500	1,402,500
120806 – 4848 Fulton, LLC	1,250,000	1,250,000
120964 – 4-8 E. Springfield, LLC	1,065,000	1,065,000
121021 – Black Marlin Group, LLC	489,825	489,825
121154 – W Baker St. Apts., LLC	99,900	99,900
121256 – Cornest Development, LLC	780,000	780,000
121258 – AD Customs, LLC	511,875	511,875
121259 – GK Capital GP, LLC	1,169,000	1,169,000
121261 – Watson Recovery Enterprises, LLC	242,250	242,250
121262 – LLG Enterprises, LLC	700,000	700,000
121264 – Ground-Up Customz, LLC / Empower Estates Customs, LLC	700,000	700,000
121265 – Pelican Equity Partnership, Inc.	77,000	77,000
121266 – Vertex Custom Homes, LLC	500,000	500,000
121267 – Manzaba Property Investments, LLC	85,000	85,000
121268 – Hibernia Investment, LLC	2,554,000	2,554,000
121269 – Aceluxvilla, LLC	220,000	220,000
121270 – MZRCO, LLC	60,000	60,000
121271 – DK Advantage, LLC	222,000	222,000
121272 – Guatehome & Vas, LLC	40,000	40,000
121280 – Neighborhood Laundromat, LLC	745,784	745,784
121283 – Latin Flooring, LLC	220,000	220,000
121917 – Bidwell Commons Townhomes, LLC	4,400,000	4,400,000
121927 – TwoRDZ Alpha Project, LLC	975,000	975,000
122126 – Oak View Development, LLC	326,250	326,250
122295 – Wolf Contracting, LLC	775,000	775,000
122718 – Dommus Construction Corp.	781,900	781,900
122840 – HHH Rentals, LLC	150,000	150,000
122841 – HHH Rentals, LLC	220,000	220,000
123238 – Prada Home Ventures, LLC	184,697	184,697
123411 – RKAI Properties, LLC & Baruj Hashem	35,400	35,400
123412 – Thirty Seven Sunrise, LLC	2,539,999	2,539,999
123424 – S&P Construction & Development, LLC	189,000	189,000
123469 – 5601 Fishburn, LLC	1,269,800	1,269,800
123471 – Rental Shop Development, LLC	35,950	35,950

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
9. Contingencies and commitments – (Continued)
Participation Notes	Unfunded Commitments	Unfunded Commitments Fair Value
123488 – IDS Construction Company, LLC	$2,400,000	$2,400,000
123565 – Duran USA Group, LLC	203,929	203,929
123689 – VIP Homes, LLC	334,313	334,313
123842 – VIP Homes, LLC	349,000	349,000
123892 – 36 Cyril, LLC	2,866,842	2,866,842
123893 – 36 Cyril, LLC	3,142,166	3,142,166
123913 – 30 NW 59 Street Investment, LLC	1,158,766	1,158,766
124118 – MIA Residences, LLC	945,000	945,000
124121 – MIA Residences, LLC	945,000	945,000
124951 – Robert Eric Epps, LLC	1,490,950	1,490,950
124986 – MAAS Rehab, LLC & Mary Ellen and Mary Lee, LLC	330,000	330,000
125124 – 526 NW 15th Terr, LLC	15,500	15,500
125125 – 634 NW 12th Ave, LLC	8,037	8,037
125229 – La Sabana, LLC	710,000	710,000
125272 – Solida I Real Estate, L.P.	174,000	174,000
125273 – Solida I Real Estate, L.P.	180,800	180,800
125337 – Schurman Cottages, LLC	2,077,783	2,077,783
125430 – Bravo Investments Of Florida, LLC	88,000	88,000
125565 – M & J Pham Development, LLC	2,000,000	2,000,000
125583 – Open Water Realty, LLC	158,335	158,335
125623 – Willa Mae Investments, LLC	388,280	388,280
125690 – 625 Worthington, LLC	1,275,000	1,275,000
125941 – Bravo Investments Of Florida, LLC	118,000	118,000
126022 – Charleston Affordable Development Group, LLC	268,658	268,658
126032 – Charleston Affordable Development Group, LLC	690,000	690,000
126258 – 1124 NW 2nd St., LLC	37,500	37,500
126260 – 805 NW 12th Ave, LLC	24,500	24,500
	$351,542,511	$351,542,511

10. Federal Tax Information

For the tax year ended December 31, 2024, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$503,617,285
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation(depreciation)	$—

For the tax year ended December 31, 2024, there were no permanent book to tax reclassifications.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
10. Federal Tax Information – (Continued)

The tax character of distributions paid during the tax year ended December 31, 2024 were as follows:

Distributions paid from:
Ordinary income	$19,692,968
Total distributions paid	$19,692,968

For the tax year ended December 31, 2024, the components of accumulated earnings on a tax basis for the Fund were as follows:

Undistributed Ordinary Income	$20,009
Undistributed Long-Term Capital Gains	—
Accumulated Capital and Other Losses	—
Unrealized Appreciation (Depreciation)	—
Total	$20,009

11. Master Repurchase Agreement

On April 23, 2024, Naikan I SPV, LLC (“SPV 1”) entered into a Master Repurchase Agreement (the “Repurchase Agreement”) with Churchill MRA Funding I LLC, a Delaware limited liability company (“Churchill”), pursuant to which Churchill has agreed, up to a maximum $300 million as of June 30, 2025 and subject to the terms and conditions of the Repurchase Agreement, that Churchill may from time to time enter into one or more transactions consisting of a purchase by Churchill from SPV 1 of certain mortgage loans and the subsequent repurchase by SPV 1 from Churchill of such purchased mortgage loans. The cost of capital under the Repurchase Agreement is equal to the sum of (a) a floating rate equal to the three-month CME Term SOFR plus a 2.65% applicable spread, unless the applicable spread is otherwise agreed to between Churchill and SPV 1 plus (b) 0.35% advance rate of the borrowing base plus (c) 0.08% of the advance outstanding payable on a monthly basis. The Fund is the guarantor of the Repurchase Agreement.

At June 30, 2025, the total amount outstanding under the Repurchase Agreement was $213,005,878. The collateral pledged to Churchill at June 30, 2025 was 266 real estate mortgage loans that had an aggregate market value of $313,701,968. For the six months ended June 30, 2025, the effective rate charged under the Repurchase Agreement was 7.03% and interest incurred was $5,441,897.

12. Collateralized Loan Obligation Financing

On November 27, 2024, CFIN 2024-1 Issuer LLC (“SPV 2 Issuer”) entered into an Indenture with UMB Bank, National Association as Indenture Trustee and Paying Agent, in connection with the issuance of Mortgage-Backed Notes, Series 2024-1 (the “Notes”). The Notes were issued to institutional investors, including J.P. Morgan Investment Management Inc., in its capacity as noteholder representative, to provide financing for the Fund’s mortgage-related investments.

The Class A Notes were issued with an initial principal balance of $125,000,000 and bear interest at a rate of 6.50% per annum, subject to step-up provisions based on the duration of the Notes and the occurrence of an event of default. The revolving period extends for two years from issuance, after which the Notes begin amortizing according to the Indenture’s payment waterfall.

The Notes are secured by a funding base, which consists of mortgage loans.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
12. Collateralized Loan Obligation Financing – (Continued)

A Reserve Account, maintained with UMB Bank, National Association, holds liquidity reserves to support interest and principal payments to noteholders. As of June 30, 2025, the total outstanding balance of the Notes was $125,000,000, with collateral pledged to the Indenture Trustee totaling $133,126,420.

The Notes are structured as senior secured obligations of SPV 2 Issuer, which operates as a bankruptcy-remote SPV and is consolidated into the Fund’s financial statements.

13. Risk factors

LIMITED OPERATING HISTORY.    The Fund is a newly organized, non-diversified, closed-end management investment company that has limited operating history. Due to the uncertainty in all investments, there can be no assurance that the Fund will succeed in meeting its investment objectives. The Fund may not grow or maintain an economically viable size, which may result in increased Fund expenses or a determination by the Board to liquidate the Fund.

REPURCHASE OFFERS; LIMITED LIQUIDITY.    Although the Fund intends to implement a quarterly Share repurchase program, there is no guarantee that an investor will be able to sell all of the Shares he or she desires to sell. Accordingly, the Fund should be considered an illiquid investment.

NON-DIVERSIFIED STATUS.    The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.

SOURCING INVESTMENT OPPORTUNITIES RISK.    The Investment Manager may not be able to locate a sufficient number of suitable investment opportunities or finalize investments at a pace that allows the Fund to fully implement its investment strategy. Therefore, the Fund’s operations will likely be materially adversely affected to the extent the Fund’s capital is not fully deployed.

MORTGAGE LOAN RISK.    The Fund will invest in commercial mortgage loans, which are subject to risks of delinquency, foreclosure, and risk of loss. In the event of a commercial borrower’s default, the Fund’s profitability will suffer a material adverse effect to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan.

MORTGAGE PARTICIPATION RISK.    The Fund’s investments in commercial real estate loans will include holding a participation interest in such loans. The Fund generally will not have a right to enforce the borrower’s compliance with the terms of any loan agreement, so any such enforcement would require cooperation of other participation interests’ holders in the same underlying loan. The inability to enforce borrower’s compliance could have a material adverse effect on the Fund’s profitability.

MEZZANINE DEBT.    Mezzanine investments share all of the risks of other high yield securities and are subject to greater risk of loss of principal and interest than higher-rated securities. High yield securities are below investment grade debt securities and are commonly referred to as “junk bonds.” They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower-rated securities, the yields and prices of those securities may tend to fluctuate more than those for higher-rated securities.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
13. Risk factors – (Continued)

FIXED INCOME SECURITIES RISK.    A rise in interest rates typically causes bond prices to fall. The longer the duration of bonds held by the Fund, the more sensitive it will likely be to interest fluctuations.

SECURED OVERNIGHT FINANCING RATE (“SOFR”) RISK.    SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Inter-Bank Offered Rate (“LIBOR”), so there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR.

DEPENDENCE ON KEY PERSONNEL RISK.    The Fund’s performance may depend on the Investment Manager’s ability to attract and retain certain key personnel in providing services with respect to the Fund’s investments, as well as such key personnel’s performance in selecting securities or investment techniques for the Fund’s portfolio.

SECURED DEBT.    Although secured debt in most circumstances is fully collateralized by the borrower’s assets and holds a senior position in the borrower’s capital structure, there is a risk that the collateral may decrease in value over time, and may be difficult to apprise or sell in a timely manner. Therefore, the Fund’s ability to fully collect on the investment in the event of a default, is not guaranteed.

SECOND LIEN AND SUBORDINATED LOANS.    The Fund may invest in secured subordinated loans, which rank below senior secured loans in the priority of collateral claims. Consequently, such loans involve a higher degree of overall risk than senior loans of the same borrower due to the possible unsecured or partially secured status. Further, certain actions to enforce the Fund’s rights with respect to the collateral will be subject to senior loan holder’s directions.

DEFAULT RISK.    The ability of the Fund to generate income through its loan investments is dependent upon payments being made by the borrower underlying such loan investments. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

ILLIQUID PORTFOLIO INVESTMENTS.    The Fund’s investments may include loans that are not registered under the Securities Act, and are not listed on any securities exchange, and lack a reliable secondary market. As such, these investments should be considered illiquid. The Fund’s overall returns may be adversely affected by the illiquid status of such investments.

LENDER LIABILITY CONSIDERATIONS AND EQUITABLE SUBORDINATION.    The Fund may be subject to allegations of lender liability due to alleged duty violations (e.g. good faith, commercial reasonableness and fair dealing). In addition, under “equitable subordination,” a court may elect to subordinate the Fund’s claim as a lender, to the claims of other creditors, under certain common law principles.

VALUATION RISK.    Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for many of the Fund’s investments to trade. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may result in more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2025 (Unaudited)
13. Risk factors – (Continued)

inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.

Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Fund, as determined based on the fair value of its investments, may vary from the amount ultimately received by the Fund from its investments. This could adversely affect shareholders whose Shares are repurchased as well as new shareholders and remaining shareholders.

REAL ESTATE INDUSTRY CONCENTRATION.    The Fund will concentrate (i.e., invest more than 25% of its assets) its investments in securities of real estate industry issuers. As such, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio.

CONFLICTS OF INTEREST.    The Fund may be subject to a number of actual and potential conflicts of interest, resulting from the use of leverage, the Investment Manager’s other financial advisory activities that are similar to (or different than) those of the Fund, and personal trading of the directors, partners, trustees, managers, members, officers and employees of the Investment Manager and its affiliates.

CASH CONCENTRATION RISK.    The Fund may hold varying concentrations of cash and cash equivalents periodically which may consist primarily of cash, deposits in money market accounts and other short-term investments which are readily convertible into cash and have an original maturity of three months or less. Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations or Federal Deposit Insurance Corporation limitations.

REVERSE REPURCHASE AGREEMENTS RISK.    Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at a mutually agreed upon date and price (including interest). Reverse repurchase agreements involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the NAV of the Fund’s outstanding Shares will decline in value proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

14. Subsequent events

Management of the Fund has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Other Information June 30, 2025 (Unaudited)

Proxy Voting Record

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund c/o UMB Fund Services, by telephone at 1-888-988-9882 or (ii) by visiting the SEC’s website at www.sec.gov.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 988-9882 or on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available, without charge and upon request, on the SEC’s website at www.sec.gov.

Board Consideration of the Investment Management Agreement

At a meeting of the Board held on March 13, 2025 (the “Meeting”), by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), approved the continuation of the investment management agreement (the “Investment Management Agreement”) between the Investment Manager and the Fund.

In advance of the Meeting, the Independent Trustees requested and received materials from the Investment Manager to assist them in considering the renewal of the Investment Management Agreement. The Independent Trustees reviewed reports from third parties and Fund management about the factors described below. The Board members engaged in detailed discussion of the materials with management of the Investment Manager. The Independent Trustees also met separately with independent counsel to the Independent Trustees for further review of the materials. Following this session, the full Board reconvened and, after further discussion, determined that the information presented provided a sufficient basis upon which to approve the renewal of the Investment Management Agreement.

The Board did not consider any single factor as controlling in determining whether to approve the renewal of the Investment Management Agreement, and the items described below do not encompass all of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Fund under the Investment Management Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager to the Fund, including, among other things, providing office facilities, equipment and personnel. The Board reviewed and considered the qualifications of the Fund’s portfolio managers and other key personnel of the Investment Manager who provides investment advisory and administrative services to the Fund. The Board determined that the Investment Manager’s key personnel was well-qualified by education and/or training and experience to perform the services for the Fund in an efficient and

REDWOOD PRIVATE REAL ESTATE DEBT FUND Other Information (Continued) June 30, 2025 (Unaudited)

professional manner. The Board also took into account the Investment Manager’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided to the Fund by the Investment Manager was satisfactory.

PERFORMANCE

The Board considered the investment performance of the Investment Manager with respect to the Fund. The Board considered the performance of the Fund as compared to the performance of several key indices for various periods, as well as the Fund’s performance relative to performance information provided for comparable FUSE Peers, which was identified within the FUSE Report. The Board also considered the overall performance of the Fund, noting that the Investment Manager did not currently manage any other funds with similar investment objectives and strategies as the Fund. The Board concluded that, on the basis of the information provided within the FUSE Report, that the Fund’s performance was satisfactory and within the range of comparable peer funds identified.

FEES AND EXPENSES

The Board reviewed and considered the advisory fee rate and total expense ratio of the Fund. The Board compared the advisory fees and total expense ratio of the Fund with various comparative data, including reports on the expenses of other comparable peer funds. The Board noted that the advisory fees and expenses of the Fund were comparable to the fees and expenses payable by the FUSE Peers. The Board considered that, unlike several of the comparable funds, the fee structure for the Fund did not include an incentive fee. The Board concluded that the advisory fees paid by the Fund and Fund’s total expense ratio were within the range of comparable peer funds identified and reasonable and satisfactory in light of the services provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund’s investment management fee under the Investment Management Agreement, noting that there were no breakpoints. The Board considered the Fund’s advisory fees and concluded that the fees were reasonable and satisfactory in light of the services provided. The Board also determined that, given the Fund’s current size, economies of scale were not present at this time.

PROFITABILITY OF INVESTMENT MANAGER

The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager from its relationship with the Fund. The Board also reviewed the Investment Manager’s financial condition and noted that its financial condition appeared stable. The Board determined that the advisory fees and the compensation payable to the Investment Manager was reasonable and that the financial condition of the Investment Manager was adequate.

ANCILLARY BENEFITS AND OTHER FACTORS

The Board also discussed other benefits to be received by the Investment Manager from its relationships with the Fund including, without limitation, the ability to market advisory services for similar products in the future. The Board noted that the Investment Manager did not have affiliations with the Fund’s transfer agent, fund accountant, custodian or distributor and, therefore, did not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Other Information (Continued) June 30, 2025 (Unaudited)

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the continuation of the Investment Management Agreement.

Investment Manager Redwood Investment Management, LLC 4110 N. Scottsdale Rd, Suite 125 Scottsdale, AZ 85251	Transfer Agent/Administrator UMB Fund Services, Inc. 235 West Galena Street Milwaukee, WI 53212
Custodian Bank UMB Bank, N.A. 1010 Grand Boulevard Kansas City, MO 64106	Distributor Distribution Services, LLC 190 Middle Street, Suite 301 Portland, ME 04101
Independent Registered Public Accounting Firm Grant Thornton LLP 171 N. Clark Street, Suite 200 Chicago, IL 60601	Fund Counsel Faegre Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103-6996

(b) There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a) Included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b) Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Management Agreement is included as part of the report to shareholders filed under Item 1(a) of this Form.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act(17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 15.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.  Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s period covered by this report that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Fund has not engaged in security lending activities.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.  Exhibits.

(a) (1)	Code of ethics. Not applicable to semi-annual reports.

(a) (2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(a) (3)	Certifications required pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a) (5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Redwood Private Real Estate Debt Fund

/s/ Michael T. Messinger
By: Michael T. Messinger
President & Principal Executive Officer
September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael T. Messinger
By: Michael T. Messinger
President & Principal Executive Officer
September 5, 2025

/s/ Richard M. Duff
By: Richard M. Duff
Treasurer & Principal Financial Officer
September 5, 2025